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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: May 31

Date of reporting period: February 28, 2017

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Dividend Income Fund, February 28, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 96.5%
Issuer	Shares	Value ($)
Consumer Discretionary 9.0%
Distributors 0.6%
Genuine Parts Co.	580,000	55,511,800
Hotels, Restaurants & Leisure 0.8%
McDonald’s Corp.	675,500	86,227,575
Media 4.7%
Comcast Corp., Class A	6,657,600	249,127,392
Interpublic Group of Companies, Inc. (The)	2,010,000	48,441,000
Time Warner, Inc.	1,326,000	130,226,460
Walt Disney Co. (The)	487,550	53,674,379
Total		481,469,231
Specialty Retail 2.9%
Home Depot, Inc. (The)	1,671,000	242,144,610
TJX Companies, Inc. (The)	740,000	58,053,000
Total		300,197,610
Total Consumer Discretionary		923,406,216
Consumer Staples 11.3%
Beverages 2.1%
Coca-Cola European Partners PLC	1,228,000	42,599,320
PepsiCo, Inc.	1,525,000	168,329,500
Total		210,928,820
Food & Staples Retailing 1.9%
CVS Health Corp.	1,249,868	100,714,363
Wal-Mart Stores, Inc.	1,361,650	96,581,835
Total		197,296,198
Food Products 0.9%
General Mills, Inc.	1,570,000	94,780,900
Household Products 1.9%
Kimberly-Clark Corp.	610,000	80,855,500
Procter & Gamble Co. (The)	1,260,000	114,748,200
Total		195,603,700
Tobacco 4.5%
Altria Group, Inc.	2,900,000	217,268,000
Philip Morris International, Inc.	2,230,000	243,850,500
Total		461,118,500
Total Consumer Staples		1,159,728,118
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 7.7%
Energy Equipment & Services 1.7%
Schlumberger Ltd.	2,205,000	177,193,800
Oil, Gas & Consumable Fuels 6.0%
Chevron Corp.	1,220,000	137,250,000
Exxon Mobil Corp.	3,500,000	284,620,000
Occidental Petroleum Corp.	1,025,000	67,188,750
Suncor Energy, Inc.	1,700,000	53,261,000
Valero Energy Corp.	1,042,000	70,803,900
Total		613,123,650
Total Energy		790,317,450
Financials 17.1%
Banks 9.6%
Bank of America Corp.	4,625,000	114,145,000
BB&T Corp.	1,700,000	81,974,000
JPMorgan Chase & Co.	4,020,000	364,292,400
PNC Financial Services Group, Inc. (The)	1,312,825	167,030,725
U.S. Bancorp	2,162,000	118,910,000
Wells Fargo & Co.	2,501,425	144,782,479
Total		991,134,604
Capital Markets 4.2%
BlackRock, Inc.	320,550	124,200,303
CME Group, Inc.	1,190,000	144,537,400
Northern Trust Corp.	1,036,000	90,494,600
T. Rowe Price Group, Inc.	950,000	67,649,500
Total		426,881,803
Insurance 3.3%
Chubb Ltd.	1,280,000	176,857,600
Marsh & McLennan Companies, Inc.	2,192,000	161,068,160
Total		337,925,760
Total Financials		1,755,942,167
Health Care 10.9%
Biotechnology 1.0%
AbbVie, Inc.	1,600,000	98,944,000
Health Care Equipment & Supplies 0.6%
Medtronic PLC	822,800	66,572,748

Columbia Dividend Income Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Dividend Income Fund, February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 0.8%
Aetna, Inc.	186,800	24,052,368
UnitedHealth Group, Inc.	338,500	55,981,130
Total		80,033,498
Pharmaceuticals 8.5%
Bristol-Myers Squibb Co.	760,000	43,099,600
Eli Lilly & Co.	575,000	47,615,750
Johnson & Johnson	2,680,000	327,522,800
Merck & Co., Inc.	3,800,000	250,306,000
Pfizer, Inc.	5,895,000	201,137,400
Total		869,681,550
Total Health Care		1,115,231,796
Industrials 12.5%
Aerospace & Defense 5.1%
Boeing Co. (The)	344,491	62,087,613
General Dynamics Corp.	1,090,000	206,892,900
Lockheed Martin Corp.	732,100	195,163,218
United Technologies Corp.	495,300	55,746,015
Total		519,889,746
Air Freight & Logistics 1.1%
United Parcel Service, Inc., Class B	1,060,372	112,144,942
Commercial Services & Supplies 1.0%
Waste Management, Inc.	1,363,171	99,947,698
Industrial Conglomerates 3.2%
3M Co.	700,000	130,445,000
Honeywell International, Inc.	1,640,000	204,180,000
Total		334,625,000
Machinery 2.1%
Ingersoll-Rand PLC	786,000	62,376,960
Parker-Hannifin Corp.	522,500	80,903,900
Stanley Black & Decker, Inc.	588,000	74,764,200
Total		218,045,060
Total Industrials		1,284,652,446
Information Technology 14.8%
Communications Equipment 1.9%
Cisco Systems, Inc.	5,830,000	199,269,400
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 1.2%
Automatic Data Processing, Inc.	1,220,000	125,196,400
Semiconductors & Semiconductor Equipment 4.3%
Broadcom Ltd.	531,725	112,156,754
Intel Corp.	2,860,000	103,532,000
Lam Research Corp.	850,000	100,759,000
Texas Instruments, Inc.	1,642,500	125,848,350
Total		442,296,104
Software 4.2%
Microsoft Corp.	6,685,000	427,706,300
Technology Hardware, Storage & Peripherals 3.2%
Apple, Inc.	2,394,000	327,954,060
Total Information Technology		1,522,422,264
Materials 2.3%
Chemicals 1.4%
Dow Chemical Co. (The)	1,612,735	100,408,881
LyondellBasell Industries NV, Class A	475,000	43,339,000
Total		143,747,881
Containers & Packaging 0.9%
International Paper Co.	468,398	24,684,575
Sonoco Products Co.	1,146,000	61,104,720
Total		85,789,295
Total Materials		229,537,176
Real Estate 3.8%
Equity Real Estate Investment Trusts (REITS) 3.8%
American Tower Corp.	250,000	28,697,500
AvalonBay Communities, Inc.	111,997	20,582,809
Crown Castle International Corp.	377,500	35,307,575
Digital Realty Trust, Inc.	517,000	55,836,000
Duke Realty Corp.	1,206,500	30,934,660
Equity LifeStyle Properties, Inc.	339,775	27,052,885
Essex Property Trust, Inc.	143,400	33,655,980
Public Storage	439,700	100,014,162
Simon Property Group, Inc.	295,000	54,398,000
Total		386,479,571
Total Real Estate		386,479,571

2	Columbia Dividend Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Dividend Income Fund, February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 2.4%
Diversified Telecommunication Services 2.4%
AT&T, Inc.	2,837,817	118,592,373
Verizon Communications, Inc.	2,548,526	126,483,345
Total		245,075,718
Total Telecommunication Services		245,075,718
Utilities 4.7%
Electric Utilities 2.4%
American Electric Power Co., Inc.	892,500	59,770,725
Eversource Energy	1,049,500	61,563,670
NextEra Energy, Inc.	525,000	68,775,000
PG&E Corp.	848,225	56,619,019
Total		246,728,414
Multi-Utilities 2.3%
CMS Energy Corp.	1,605,000	71,454,600
Dominion Resources, Inc.	705,000	54,736,200
Sempra Energy	438,000	48,307,020
WEC Energy Group, Inc.	1,042,500	62,831,475
Total		237,329,295
Total Utilities		484,057,709
Total Common Stocks (Cost $6,385,201,559)		9,896,850,631
Convertible Preferred Stocks 0.2%
Issuer	Coupon Rate	Shares	Value ($)
Energy 0.2%
Oil, Gas & Consumable Fuels 0.2%
Hess Corp.	8.000%	291,000	18,088,560
Total Energy			18,088,560
Total Convertible Preferred Stocks (Cost $16,428,453)			18,088,560

Exchange-Traded Funds 0.7%
	Shares	Value ($)
SPDR S&P 500 ETF Trust	320,594	75,810,863
Total Exchange-Traded Funds (Cost $65,690,345)		75,810,863

Money Market Funds 2.5%

Columbia Short-Term Cash Fund, 0.692%(a),(b)	259,556,465	259,556,465
Total Money Market Funds (Cost $259,557,170)		259,556,465
Total Investments (Cost: $6,726,877,527)		10,250,306,519
Other Assets & Liabilities, Net		11,921,026
Net Assets		10,262,227,545

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at February 28, 2017.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.692%	383,359,315	912,799,483	(1,036,602,333)	259,556,465	5,858	774,891	259,556,465
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At February 28, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
6,726,878,000	3,538,997,000	(15,568,000)	3,523,429,000
Columbia Dividend Income Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Dividend Income Fund, February 28, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	923,406,216	—	—	—	923,406,216
Consumer Staples	1,159,728,118	—	—	—	1,159,728,118
Energy	790,317,450	—	—	—	790,317,450
Financials	1,755,942,167	—	—	—	1,755,942,167
Health Care	1,115,231,796	—	—	—	1,115,231,796
Industrials	1,284,652,446	—	—	—	1,284,652,446
Information Technology	1,522,422,264	—	—	—	1,522,422,264
Materials	229,537,176	—	—	—	229,537,176
4	Columbia Dividend Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Dividend Income Fund, February 28, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Real Estate	386,479,571	—	—	—	386,479,571
Telecommunication Services	245,075,718	—	—	—	245,075,718
Utilities	484,057,709	—	—	—	484,057,709
Total Common Stocks	9,896,850,631	—	—	—	9,896,850,631
Convertible Preferred Stocks
Energy	18,088,560	—	—	—	18,088,560
Exchange-Traded Funds	75,810,863	—	—	—	75,810,863
Money Market Funds	—	—	—	259,556,465	259,556,465
Total Investments	9,990,750,054	—	—	259,556,465	10,250,306,519
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Dividend Income Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia High Yield Municipal Fund, February 28, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 0.2%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Massachusetts 0.2%
Commonwealth of Massachusetts(a)
Limited General Obligation Bonds
Consolidated Loan VRDN Series 2014A
03/01/26	0.530%	1,810,000	1,810,000
Total Floating Rate Notes (Cost $1,810,000)			1,810,000

Municipal Bonds 99.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 1.0%
Lower Alabama Gas District (The)
Revenue Bonds
Series 2016A
09/01/46	5.000%	4,215,000	4,860,864
State of Alabama Docks Department(b),(c)
Refunding Revenue Bonds
Docks Facilities Series 2017A (AGM) AMT
10/01/32	5.000%	2,500,000	2,793,575
Total			7,654,439
Arizona 2.2%
City of Glendale Water & Sewer
Refunding Revenue Bonds
Senior Lien Series 2015
07/01/27	5.000%	2,500,000	2,937,050
Industrial Development Authority of the County of Pima (The)
Revenue Bonds
American Charter Schools Foundation Series 2007A
07/01/38	5.625%	3,840,000	3,645,504
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Series 2016
02/15/36	5.000%	1,200,000	1,262,832
Maricopa County Industrial Development Authority(d)
Revenue Bonds
Christian Care Surprise, Inc. Project Series 2016
01/01/48	6.000%	3,595,000	3,310,600
Maricopa County Pollution Control Corp.
Revenue Bonds
El Paso Electric Co. Project Series 2009B
04/01/40	7.250%	3,600,000	3,998,988
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Surprise Municipal Property Corp.
Revenue Bonds
Series 2007
04/01/32	4.900%	2,000,000	2,002,220
Total			17,157,194
California 9.1%
Alameda Corridor Transportation Authority
Refunding Revenue Bonds
2nd Subordinated Lien Series 2016B
10/01/35	5.000%	1,000,000	1,106,690
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes Series 2015
07/01/39	5.000%	900,000	996,894
California Municipal Finance Authority(b),(d)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities Series 2011 AMT
12/01/32	7.500%	1,835,000	825,328
California Pollution Control Financing Authority(b),(d)
Revenue Bonds
Aemerge Redpak Services Southern California, LLC Project Series 2016 AMT
12/01/27	7.000%	2,500,000	2,391,750
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects Series 2012G
11/01/37	5.000%	1,250,000	1,401,688
California Statewide Communities Development Authority
Refunding Revenue Bonds
899 Charleston Project Series 2014A
11/01/44	5.250%	1,500,000	1,518,300
Revenue Bonds
American Baptist Homes West Series 2010
10/01/39	6.250%	2,750,000	2,997,032
Loma Linda University Medical Center Series 2014
12/01/44	5.250%	500,000	526,635
Loma Linda University Medical Center Series 2014
12/01/54	5.500%	5,000,000	5,320,650
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/34	5.000%	1,775,000	1,869,430

Columbia High Yield Municipal Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Carson
Special Assessment Bonds
Assessment District No. 92-1 Series 1992
09/02/22	7.375%	60,000	61,102
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/45	5.000%	500,000	535,765
City of Los Angeles Department of Airports(b)
Revenue Bonds
Senior Series 2015A AMT
05/15/27	5.000%	1,250,000	1,459,525
City of Santa Maria Water & Wastewater(e)
Refunding Revenue Bonds
Series 2012A
02/01/25	0.000%	3,100,000	2,302,773
City of Upland
Certificate of Participation
San Antonio Community Hospital Series 2011
01/01/41	6.500%	5,000,000	5,570,700
Compton Unified School District(e)
Unlimited General Obligation Bonds
Election of 2002 - Capital Appreciation Series 2006C
06/01/25	0.000%	2,310,000	1,761,236
County of Sacramento Airport System
Subordinated Revenue Bonds
Series 2009D
07/01/35	6.000%	2,500,000	2,651,250
Empire Union School District(e)
Special Tax Bonds
Communities Facilities District No. 1987-1 Series 2002A (AMBAC)
10/01/21	0.000%	1,665,000	1,468,730
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien Series 2014C
01/15/43	6.500%	5,000,000	5,938,500
Hesperia Public Financing Authority
Tax Allocation Bonds
Redevelopment & Housing Projects Series 2007A (SGI)
09/01/27	5.500%	5,430,000	5,504,608
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/39	6.500%	5,000,000	6,769,450
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oakdale Public Financing Authority
Tax Allocation Bonds
Central City Redevelopment Project Series 2004
06/01/33	5.375%	2,000,000	2,001,500
Palomar Health
Certificate of Participation
Series 2010
11/01/41	6.000%	2,500,000	2,717,950
Refunding Revenue Bonds
Series 2016
11/01/36	5.000%	1,845,000	1,935,792
San Diego Public Facilities Financing Authority
Refunding Revenue Bonds
Ballpark Series 2016
10/15/31	5.000%	650,000	745,518
State of California
Unlimited General Obligation Bonds
Various Purpose Series 2012
04/01/42	5.000%	3,000,000	3,329,130
State of California Department of Veterans Affairs
Revenue Bonds
Series 2012A
12/01/25	3.500%	4,355,000	4,523,800
University of California
Refunding Revenue Bonds
Limited Project Series 2015I
05/15/27	5.000%	2,000,000	2,378,580
Series 2015AO
05/15/27	5.000%	2,000,000	2,391,740
Total			73,002,046
Colorado 1.9%
Colorado Health Facilities Authority
Refunding Revenue Bonds
NCMC, Inc. Project Series 2016
05/15/32	4.000%	3,535,000	3,704,291
Leyden Rock Metropolitan District No. 10
Limited General Obligation Bonds
Series 2016A
12/01/45	5.000%	1,000,000	930,960
Palisade Metropolitan District No. 2
Limited General Obligation Bonds
Series 2016
12/01/46	5.000%	1,500,000	1,377,120

2	Columbia High Yield Municipal Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Regional Transportation District
Certificate of Participation
Series 2014A
06/01/39	5.000%	7,000,000	7,671,720
Sierra Ridge Metropolitan District No. 2
Senior Limited General Obligation Bonds
Series 2016A
12/01/46	5.500%	1,500,000	1,502,205
Total			15,186,296
Connecticut 0.9%
Connecticut State Health & Educational Facility Authority(d)
Revenue Bonds
Church Home of Hartford, Inc. Project Series 2016
09/01/53	5.000%	1,750,000	1,625,785
Harbor Point Infrastructure Improvement District
Tax Allocation Bonds
Harbor Point Project Series 2010A
04/01/39	7.875%	4,000,000	4,476,000
Mohegan Tribe of Indians of Connecticut(d),(f)
Revenue Bonds
Public Improvement-Priority Distribution Series 2003
01/01/33	5.250%	1,000,000	895,630
Total			6,997,415
Delaware 0.2%
Centerline Equity Issuer Trust(b),(d)
Secured AMT
05/14/2004
05/15/19	6.300%	1,000,000	1,091,110
City of Wilmington(b)
Revenue Bonds
Housing-Electra Arms Senior Associates Project Series 1998 AMT
06/01/28	6.250%	635,000	635,273
Total			1,726,383
District of Columbia 0.6%
Metropolitan Washington Airports Authority(b)
Revenue Bonds
Airport System Series 2012A AMT
10/01/24	5.000%	4,000,000	4,551,720
Florida 9.4%
Capital Trust Agency, Inc.(d)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project Series 2015
12/01/50	7.125%	2,000,000	1,966,580
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Capital Trust Agency, Inc.
Revenue Bonds
Atlantic Housing Foundation Subordinated Series 2008B
07/15/32	0.000%	1,370,000	684,863
City of Lakeland
Refunding Revenue Bonds
1st Mortgage-Carpenters Home Estates Series 2008
01/01/28	6.250%	675,000	692,003
1st Mortgage-Carpenters Home Estates Series 2008
01/01/43	6.375%	2,250,000	2,287,755
Revenue Bonds
Lakeland Regional Health Series 2015
11/15/40	5.000%	5,000,000	5,394,150
City of Tallahassee
Revenue Bonds
Tallahassee Memorial Healthcare, Inc. Project Series 2016
12/01/55	5.000%	3,000,000	3,133,860
County of Miami-Dade(e)
Revenue Bonds
Capital Appreciation Subordinated Series 2009B
10/01/41	0.000%	10,000,000	3,291,700
County of Miami-Dade
Subordinated Refunding Revenue Bonds
Series 2012B
10/01/37	5.000%	1,530,000	1,678,976
County of Miami-Dade Aviation
Refunding Revenue Bonds
Series 2016
10/01/30	5.000%	1,310,000	1,509,827
Florida Development Finance Corp.(d)
Revenue Bonds
Miami Arts Charter School Project Series 2014A
06/15/44	6.000%	6,100,000	6,171,126
Renaissance Charter School Series 2015
06/15/46	6.125%	4,900,000	4,932,977
Florida Development Finance Corp.
Revenue Bonds
Renaissance Charter School Series 2010A
09/15/40	6.000%	3,750,000	3,839,850
Renaissance Charter School Series 2012A
06/15/43	6.125%	5,500,000	5,842,100

Columbia High Yield Municipal Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Renaissance Charter School Projects Series 2013A
06/15/44	8.500%	5,000,000	5,737,100
Florida Higher Educational Facilities Financial Authority
Refunding Revenue Bonds
Nova Southeastern University Series 2016
04/01/35	5.000%	1,190,000	1,278,036
Mid-Bay Bridge Authority
Prerefunded 10/01/21 Revenue Bonds
Series 2011A
10/01/40	7.250%	4,000,000	5,020,760
Middle Village Community Development District
Special Assessment Bonds
Series 2004A
05/01/35	6.000%	1,790,000	1,506,196
Orange County Health Facilities Authority
Refunding Revenue Bonds
Mayflower Retirement Center Series 2012
06/01/42	5.125%	750,000	784,185
Orlando Health, Inc. Series 2016A
10/01/34	5.000%	2,000,000	2,227,060
Revenue Bonds
1st Mortgage-Orlando Lutheran Towers Series 2007
07/01/32	5.500%	350,000	350,312
1st Mortgage-Orlando Lutheran Towers Series 2007
07/01/38	5.500%	1,750,000	1,750,070
Orange County Industrial Development Authority(b),(d)
Revenue Bonds
VITAG Florida LLC Project Series 2014 AMT
07/01/36	8.000%	5,000,000	4,606,650
Palm Beach County Health Facilities Authority
Revenue Bonds
Sinai Residences Boca Raton Series 2014
06/01/49	7.500%	1,250,000	1,479,088
South Lake County Hospital District
Revenue Bonds
South Lake Hospital, Inc. Series 2010A
04/01/39	6.250%	2,000,000	2,153,560
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Bayview Project Series 2007A
10/01/41	5.250%	3,725,000	3,149,376
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Johns County Industrial Development Authority(g)
Refunding Revenue Bonds
Glenmoor Project Series 2014A
01/01/49	0.000%	3,206,250	2,051,679
Glenmoor Project Subordinated Series 2014B
01/01/49	0.000%	1,186,427	12
Westridge Community Development District(g)
Special Assessment Bonds
Series 2005
05/01/37	0.000%	2,650,000	1,590,026
Total			75,109,877
Georgia 2.8%
DeKalb County Hospital Authority
Revenue Bonds
DeKalb Medical Center, Inc. Project Series 2010
09/01/40	6.125%	4,500,000	4,928,805
Georgia Housing & Finance Authority(c)
Revenue Bonds
Single Family Mortgage Series 2017A
12/01/42	4.050%	3,000,000	3,053,190
Georgia State Road & Tollway Authority(d),(e)
Revenue Bonds
I-75 S Expressway Series 2014S
06/01/49	0.000%	9,100,000	5,545,813
Municipal Electric Authority of Georgia
Revenue Bonds
Series 1991V Escrowed to Maturity
01/01/18	6.600%	190,000	198,810
Rockdale County Development Authority(b)
Revenue Bonds
Visy Paper Project Series 2007A AMT
01/01/34	6.125%	5,000,000	5,010,100
Savannah Economic Development Authority
Refunding Revenue Bonds
Marshes Skidaway Island Project Series 2013
01/01/49	7.250%	3,500,000	3,880,695
Total			22,617,413
Guam 0.6%
Guam Department of Education(f)
Certificate of Participation
John F. Kennedy High School Series 2010A
12/01/40	6.875%	4,750,000	5,023,742

4	Columbia High Yield Municipal Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hawaii 1.5%
State of Hawaii
Refunding Unlimited General Obligation Bonds
Series 2016FE
10/01/27	5.000%	4,890,000	5,905,897
State of Hawaii Department of Budget & Finance
Revenue Bonds
15 Craigside Project Series 2009A
11/15/44	9.000%	2,375,000	2,867,243
Hawaii Pacific University Series 2013A
07/01/43	6.875%	2,800,000	3,024,868
Total			11,798,008
Idaho 0.5%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project Series 2014A
10/01/49	8.125%	4,000,000	4,268,400
Illinois 10.4%
Chicago Board of Education
Unlimited General Obligation Bonds
Project Series 2015C
12/01/39	5.250%	2,000,000	1,609,820
Series 2016B
12/01/46	6.500%	1,500,000	1,377,705
Chicago Park District
Limited General Obligation Bonds
Series 2015A
01/01/40	5.000%	3,000,000	3,181,530
Series 2016A
01/01/40	5.000%	850,000	914,047
Limited General Obligation Refunding Bonds
Limited Tax Series 2014B
01/01/26	5.000%	1,500,000	1,665,630
City of Chicago
Refunding Revenue Bonds
Series 2002
01/01/30	5.000%	1,000,000	1,056,350
Refunding Unlimited General Obligation Bonds
Series 2005D
01/01/33	5.500%	1,000,000	993,650
Unlimited General Obligation Bonds
Project Series 2011A
01/01/40	5.000%	5,000,000	4,701,450
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2009C
01/01/40	5.000%	2,500,000	2,350,725
Series 2015A
01/01/39	5.500%	500,000	490,615
Series 2017A
01/01/38	6.000%	5,235,000	5,391,317
Unlimited General Obligation Refunding Bonds
Project Series 2014A
01/01/33	5.250%	1,000,000	982,000
Project Series 2014A
01/01/35	5.000%	2,000,000	1,906,760
Project Series 2014A
01/01/36	5.000%	4,500,000	4,283,370
Projects Series 2010A
01/01/24	5.000%	2,000,000	2,008,280
Series 2007F
01/01/42	5.500%	1,000,000	978,710
Series 2016C
01/01/38	5.000%	2,500,000	2,363,675
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien Series 2015C
01/01/35	5.000%	1,000,000	1,066,690
Du Page County Special Service Area No. 31
Special Tax Bonds
Monarch Landing Project Series 2006
03/01/36	5.625%	724,000	706,262
Illinois Finance Authority
Prerefunded 08/15/19 Revenue Bonds
Provena Health Series 2009A
08/15/34	7.750%	40,000	46,324
Refunding Revenue Bonds
DePaul University Series 2016A
10/01/34	4.000%	1,500,000	1,534,800
Revenue Bonds
CHF-Normal LLC-Illinois State University Series 2011
04/01/43	7.000%	3,450,000	3,817,701
Unrefunded Revenue Bonds
Riverside Health System Series 2009
11/15/35	6.250%	1,190,000	1,304,359

Columbia High Yield Municipal Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois Finance Authority(g)
Revenue Bonds
Leafs Hockey Club Project Series 2007A
03/01/37	0.000%	1,000,000	256,880
Illinois State Toll Highway Authority
Senior Revenue Bonds
Series 2016B
01/01/37	5.000%	3,500,000	3,900,330
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Project Series 2010B-2
06/15/50	5.000%	5,000,000	5,023,750
Metropolitan Water Reclamation District of Greater Chicago
Green Unlimited General Obligation Bond
Series 2016E
12/01/36	5.000%	2,225,000	2,475,424
Unlimited General Obligation Bonds
Green Bond Series 2016E
12/01/35	5.000%	1,620,000	1,807,969
Northern Illinois Municipal Power Agency
Refunding Revenue Bonds
Series 2016A
12/01/41	4.000%	5,000,000	5,011,800
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2010
06/01/28	6.000%	5,000,000	5,681,950
State of Illinois
Unlimited General Obligation Bonds
Series 2014
05/01/29	5.000%	3,500,000	3,577,420
Series 2016
01/01/41	5.000%	3,830,000	3,819,161
Village of Annawan
Tax Allocation Bonds
Patriot Renewable Fuels LLC Project Series 2007
01/01/18	5.625%	760,000	753,662
Village of Hillside
Tax Allocation Bonds
Senior Lien-Mannheim Redevelopment Project Series 2008
01/01/28	7.000%	5,240,000	5,417,164
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Village of Lincolnshire
Special Tax Bonds
Sedgebrook Project Series 2004
03/01/34	6.250%	632,000	617,780
Total			83,075,060
Indiana 0.3%
Indiana Finance Authority
Revenue Bonds
BHI Senior Living Series 2016A
11/15/46	5.250%	2,500,000	2,638,000
Iowa 0.4%
Iowa Finance Authority(a)
Refunding Revenue Bonds
Deerfield Retirement Community Series 2014
11/15/46	5.400%	2,138,019	2,030,049
Iowa Finance Authority(g)
Refunding Revenue Bonds
Deerfield Retirement Community Series 2014
05/15/56	0.000%	401,062	4,203
Iowa Student Loan Liquidity Corp.(b)
Revenue Bonds
Senior Series 2011A-2 AMT
12/01/30	5.850%	1,415,000	1,509,975
Total			3,544,227
Kansas 1.9%
City of Lenexa
Revenue Bonds
Lakeview Village, Inc. Project Series 2009
05/15/29	7.125%	500,000	532,575
Lakeview Village, Inc. Project Series 2009
05/15/39	7.250%	1,500,000	1,594,935
City of Manhattan
Revenue Bonds
Meadowlark Hills Retirement Foundation Series 2007A
05/15/29	5.000%	2,680,000	2,680,268
City of Overland Park
Revenue Bonds
Prairiefire-Lionsgate Project Series 2012
12/15/32	6.000%	6,000,000	5,332,080

6	Columbia High Yield Municipal Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wyandotte County-Kansas City Unified Government
Revenue Bonds
Legends Village West Project Series 2006
10/01/28	4.875%	5,055,000	5,055,404
Total			15,195,262
Kentucky 0.3%
Kentucky Economic Development Finance Authority
Revenue Bonds
Louisville Arena Subordinated Series 2008A-1 (AGM)
12/01/38	6.000%	1,150,000	1,200,945
Paducah Electric Plant Board
Refunding Revenue Bonds
Series 2016A (AGM)
10/01/35	5.000%	1,000,000	1,113,530
Total			2,314,475
Louisiana 2.7%
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue Bonds
Westlake Chemical Corp. Series 2010A-2
11/01/35	6.500%	5,000,000	5,705,600
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Nineteenth Judicial District Series 2015C (AGM)
06/01/42	5.000%	1,000,000	1,085,790
Ochsner Clinic Foundation Series 2016
05/15/34	5.000%	2,100,000	2,309,664
Louisiana Public Facilities Authority(b)
Revenue Bonds
Impala Warehousing LLC Project Series 2013 AMT
07/01/36	6.500%	5,000,000	5,351,900
Louisiana Pellets, Inc. Project Series 2013 AMT
07/01/39	10.500%	5,000,000	1,984,850
New Orleans Aviation Board
Revenue Bonds
Consolidated Rental Car Series 2009A
01/01/40	6.500%	5,000,000	5,399,000
Total			21,836,804
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland 1.3%
Howard County Housing Commission
Revenue Bonds
Woodfield Oxford Square Apartments Series 2017
12/01/37	5.000%	6,000,000	6,664,200
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
University of Maryland Medical System Series 2015
07/01/34	5.000%	2,750,000	3,079,835
Resolution Trust Corp.
Pass-Through Certificates
Series 1993A
12/01/17	8.500%	455,481	455,591
Total			10,199,626
Massachusetts 2.3%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-VOA Concord Series 2007
11/01/41	5.200%	1,000,000	955,520
South Shore Hospital Series 2016I
07/01/36	4.000%	750,000	750,548
Revenue Bonds
Foxborough Regional Charter School Series 2010A
07/01/42	7.000%	4,200,000	4,575,060
Massachusetts Development Finance Agency(e)
Revenue Bonds
Linden Ponds, Inc. Facility Subordinated Series 2011B
11/15/56	0.000%	1,391,019	6,955
Massachusetts Educational Financing Authority(b)
Refunding Revenue Bonds
Series 2016J AMT
07/01/33	3.500%	6,000,000	5,362,140
Revenue Bonds
Education Loan Series 2014-I AMT
01/01/21	5.000%	1,885,000	2,063,773
Series 2008H (AGM) AMT
01/01/30	6.350%	1,235,000	1,292,934
Series 2012J AMT
07/01/21	5.000%	3,000,000	3,310,560
Total			18,317,490

Columbia High Yield Municipal Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan 3.6%
Allen Academy(g)
Refunding Revenue Bonds
Public School Academy Series 2013
06/01/33	0.000%	5,750,000	3,449,713
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien Series 2012A
07/01/39	5.250%	1,375,000	1,482,910
City of Detroit Water Supply System
Revenue Bonds
Senior Lien Series 2011A
07/01/41	5.250%	1,445,000	1,539,965
Senior Lien Series 2011C
07/01/41	5.000%	1,025,000	1,082,154
Kalamazoo Hospital Finance Authority
Refunding Revenue Bonds
Bronson Healthcare Group Series 2016
05/15/36	4.000%	8,000,000	8,042,560
Michigan Finance Authority
Refunding Revenue Bonds
Henry Ford Health System Series 2016
11/15/46	4.000%	5,580,000	5,409,698
Series 2014H1
10/01/22	5.000%	1,075,000	1,210,138
Michigan Tobacco Settlement Finance Authority
Revenue Bonds
Senior Series 2007A
06/01/34	6.000%	1,000,000	972,170
Senior Series 2007A
06/01/48	6.000%	6,000,000	5,587,440
Total			28,776,748
Minnesota 1.7%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project Series 2015
07/01/45	6.125%	3,500,000	3,577,525
Crest View Senior Community Project Series 2015
07/01/50	6.125%	1,500,000	1,530,255
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project Series 2016
11/01/35	5.500%	2,000,000	1,929,720
City of Eveleth
Refunding Revenue Bonds
Arrowhead Senior Living Community Series 2007
10/01/27	5.200%	2,375,000	2,318,997
Dakota County Community Development Agency
Revenue Bonds
Sanctuary at West St. Paul Project Series 2015
08/01/35	6.000%	2,235,000	2,197,005
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
HealthEast Care System Project Series 2015
11/15/40	5.000%	265,000	281,714
Minneapolis/St. Paul Housing Finance Board(b)
Revenue Bonds
Mortgage-Backed Securities Program-Cityliving Series 2006A-2 (GNMA / FNMA) AMT
12/01/38	5.000%	2,386	2,388
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project Series 2016A
08/01/36	5.250%	2,250,000	2,055,443
Total			13,893,047
Mississippi 0.3%
County of Lowndes
Refunding Revenue Bonds
Weyerhaeuser Co. Project Series 1992A
04/01/22	6.800%	1,995,000	2,318,709
Weyerhaeuser Co. Project Series 1992B
04/01/22	6.700%	230,000	266,425
Total			2,585,134
Missouri 3.0%
City of Kansas City
Tax Allocation Bonds
Kansas City-Maincor Project Series 2007A Escrowed to Maturity
03/01/18	5.250%	400,000	410,232

8	Columbia High Yield Municipal Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Manchester
Refunding Tax Allocation Bonds
Highway 141/Manchester Road Project Series 2010
11/01/39	6.875%	5,000,000	5,143,300
Grundy County Industrial Development Authority
Revenue Bonds
Wright Memorial Hospital Series 2009
09/01/34	6.750%	2,250,000	2,370,983
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Medical Research-Lutheran Services Series 2016A
02/01/46	5.000%	2,550,000	2,633,308
Kirkwood Industrial Development Authority(c)
Refunding Revenue Bonds
Aberdeen Heights Project Series 2017
05/15/50	5.250%	4,500,000	4,611,645
Kirkwood Industrial Development Authority
Revenue Bonds
Aberdeen Heights Series 2010A
05/15/45	8.250%	4,500,000	5,466,150
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrews Residence for Seniors Series 2015
12/01/45	5.125%	3,000,000	2,911,920
Total			23,547,538
Nebraska 1.5%
Central Plains Energy Project
Revenue Bonds
Project #3 Series 2012
09/01/42	5.000%	5,000,000	5,290,550
Public Power Generation Agency
Refunding Revenue Bonds
Whelan Energy Center Unit Series 2015
01/01/28	5.000%	6,000,000	6,823,740
Total			12,114,290
Nevada 1.0%
City of Sparks(d)
Tax Anticipation Revenue Bonds
Senior Sales Series 2008A
06/15/28	6.750%	5,000,000	5,143,650
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Nevada Department of Business & Industry(d)
Revenue Bonds
Somerset Academy Series 2015A
12/15/45	5.125%	2,515,000	2,437,538
Total			7,581,188
New Hampshire 0.0%
New Hampshire Business Finance Authority(b)
Revenue Bonds
Pennichuck Water Works, Inc. Project Series 1988 Escrowed to Maturity AMT
07/01/18	7.500%	60,000	62,910
New Jersey 3.2%
City of Atlantic City
Unlimited General Obligation Refunding Bonds
Tax Appeal Series 2013
12/01/21	5.000%	2,500,000	2,090,875
Tax Appeal Series 2013
12/01/24	5.000%	2,095,000	1,739,793
Tax Appeal Series 2013
12/01/25	5.000%	450,000	373,090
Tax Appeal Series 2013
12/01/28	5.000%	270,000	222,950
Middlesex County Improvement Authority(g)
Revenue Bonds
Heldrich Center Hotel Series 2005C
01/01/37	0.000%	1,250,000	36,988
Subordinated Revenue Bonds
Heldrich Center Hotel Series 2005B
01/01/25	0.000%	2,750,000	107,498
Heldrich Center Hotel Series 2005B
01/01/37	0.000%	6,450,000	252,130
New Jersey Building Authority
Refunding Revenue Bonds
Series 2016A
06/15/30	4.000%	1,000,000	955,680
New Jersey Economic Development Authority
Revenue Bonds
Provident Group-Kean Properties Series 2017
07/01/47	5.000%	500,000	522,100

Columbia High Yield Municipal Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Provident Group-Rowan Properties LLC Series 2015
01/01/48	5.000%	960,000	995,213
School Facilities Construction Series 2014UU
06/15/40	5.000%	1,500,000	1,502,610
Series 2015WW
06/15/40	5.250%	375,000	380,512
New Jersey Economic Development Authority(b)
Revenue Bonds
UMM Energy Partners LLC Series 2012A AMT
06/15/43	5.125%	2,000,000	2,049,200
New Jersey Higher Education Student Assistance Authority(b)
Revenue Bonds
Senior Series 2013-1A AMT
12/01/21	5.000%	1,500,000	1,649,130
Senior Series 2014-1A-1 AMT
12/01/22	5.000%	1,000,000	1,107,740
Subordinated Revenue Bonds
Series 2013-1B AMT
12/01/43	4.750%	5,000,000	5,059,950
New Jersey Transportation Trust Fund Authority(e)
Revenue Bonds
Capital Appreciation Transportation System Series 2006C (AGM)
12/15/32	0.000%	5,000,000	2,415,100
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation Program Series 2015AA
06/15/45	5.000%	1,750,000	1,749,877
Tobacco Settlement Financing Corp.(e)
Revenue Bonds
Capital Appreciation Series 2007-1C
06/01/41	0.000%	7,500,000	1,898,850
Total			25,109,286
New York 4.5%
Brooklyn Arena Local Development Corp.
Refunding Revenue Bonds
Barclays Center Project Series 2016A
07/15/42	5.000%	550,000	600,132
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School Series 2013
07/01/43	6.000%	4,330,000	3,844,997
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Build NYC Resource Corp.(d)
Revenue Bonds
International Leadership Charter School Series 2016
07/01/46	6.250%	765,000	691,208
Taxable International Leadership Series 2016
07/01/21	5.000%	195,000	191,855
City of New York
Unlimited General Obligation Refunding Bonds
Series 2015C
08/01/27	5.000%	4,000,000	4,700,680
Glen Cove Local Economic Assistance Corp.(a)
Revenue Bonds
Garvies Point Series 2016 CABS
01/01/55	0.000%	2,500,000	1,668,750
Jefferson County Industrial Development Agency(b)
Revenue Bonds
Green Bonds Series 2014 AMT
01/01/24	5.250%	1,620,000	1,524,177
Nassau County Tobacco Settlement Corp.(e)
Asset-Backed Revenue Bonds
Capital Appreciation Third Series 2006D
06/01/60	0.000%	25,000,000	105,500
New York City Water & Sewer System
Refunding Revenue Bonds
2nd General Resolution Series 2015FF
06/15/27	5.000%	2,645,000	3,183,390
New York Transportation Development Corp.(b)
Refunding Revenue Bonds
American Airlines, Inc. Series 2016 AMT
08/01/26	5.000%	4,000,000	4,205,000
Revenue Bonds
LaGuardia Airport Terminal B Redevelopment Project Series 2016 AMT
07/01/46	4.000%	6,000,000	5,490,840
Port Authority of New York & New Jersey(b)
Revenue Bonds
5th Installment-Special Project Series 1996-4 AMT
10/01/19	6.750%	120,000	122,962
Syracuse Industrial Development Agency(b)
Refunding Revenue Bonds
Carousel Center Project Series 2016 AMT
01/01/35	5.000%	500,000	542,330

10	Columbia High Yield Municipal Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Town of Oyster Bay
Limited General Obligation Bonds
BAN Series 2016C
06/01/18	4.000%	4,685,000	4,756,024
Ulster County Industrial Development Agency
Revenue Bonds
Series 2007A
09/15/37	6.000%	900,000	889,506
Series 2007A
09/15/42	6.000%	3,400,000	3,401,156
Total			35,918,507
North Carolina 0.5%
Durham Housing Authority(b)
Revenue Bonds
Magnolia Pointe Apartments Series 2005 AMT
02/01/38	5.650%	3,049,856	3,069,100
North Carolina Medical Care Commission
Refunding Revenue Bonds
United Methodist Retirement Homes Series 2016
10/01/35	5.000%	1,000,000	1,079,800
Total			4,148,900
North Dakota 0.4%
City of Fargo
Revenue Bonds
Sanford Obligation Group Series 2011
11/01/31	6.250%	2,500,000	2,932,800
Ohio 2.9%
Buckeye Tobacco Settlement Financing Authority
Asset-Backed Senior Turbo Revenue Bonds
Series 2007A-2
06/01/47	5.875%	10,000,000	9,620,600
County of Hamilton Sales Tax
Refunding Revenue Bonds
Series 2016A
12/01/31	4.000%	1,250,000	1,328,888
County of Lucas
Prerefunded 11/01/20 Improvement Revenue Bonds
Lutheran Homes Series 2010A
11/01/45	7.000%	5,000,000	6,012,000
County of Scioto
Refunding Revenue Bonds
Southern Ohio Medical Center Series 2016
02/15/34	5.000%	1,445,000	1,622,330
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Ohio(b)
Revenue Bonds
Portsmouth Bypass Project Series 2015 AMT
12/31/39	5.000%	4,100,000	4,370,108
Total			22,953,926
Oregon 1.3%
City of Forest Grove
Revenue Bonds
Oak Tree Foundation Project Series 2007
03/01/37	5.500%	2,790,000	2,794,017
Cow Creek Band of Umpqua Tribe of Indians(d),(f)
Revenue Bonds
Series 2006C
10/01/26	5.625%	1,700,000	1,702,227
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront Series 2014A
10/01/49	5.500%	3,115,000	3,275,890
Warm Springs Reservation Confederated Tribe(f)
Revenue Bonds
Pelton Round Butte Tribal Series 2009B
11/01/33	6.375%	2,410,000	2,579,905
Total			10,352,039
Pennsylvania 5.2%
Allegheny County Higher Education Building Authority
Refunding Revenue Bonds
Duquesne University Series 2016
03/01/29	5.000%	1,030,000	1,186,169
Dauphin County Industrial Development Authority(b)
Revenue Bonds
Dauphin Consolidated Water Supply Series 1992A AMT
06/01/24	6.900%	3,200,000	3,914,816
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein Healthcare Series 2015
01/15/46	5.250%	1,250,000	1,318,350
Pennsylvania Economic Development Financing Authority(b)
Revenue Bonds
PA Bridges Finco LP Series 2015 AMT
12/31/38	5.000%	1,650,000	1,770,796

Columbia High Yield Municipal Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
PA Bridges Finco LP Series 2015 AMT
06/30/42	5.000%	3,700,000	3,973,837
Pennsylvania Economic Development Financing Authority
Revenue Bonds
Philadelphia Biosolids Facility Series 2009
01/01/32	6.250%	3,375,000	3,591,776
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Shippensburg University Series 2011
10/01/43	6.250%	2,000,000	2,200,180
Pennsylvania Housing Finance Agency(b)
Revenue Bonds
Series 2013-115A AMT
10/01/33	4.200%	4,865,000	5,063,687
Pennsylvania Industrial Development Authority
Prerefunded 07/01/18 Revenue Bonds
Economic Development Series 2008
07/01/23	5.500%	295,000	313,299
Pennsylvania Turnpike Commission
Revenue Bonds
Series 2014C
12/01/44	5.000%	3,000,000	3,273,450
Subordinated Refunding Revenue Bonds
Series 2015A-1
12/01/28	5.000%	3,300,000	3,730,221
Philadelphia Authority for Industrial Development
Revenue Bonds
1st Philadelphia Preparatory Charter School Series 2014
06/15/33	7.000%	1,870,000	2,116,896
Philadelphia Gas Works Co.
Refunding Revenue Bonds
1998 General Ordinance 14th Series 2016
10/01/37	4.000%	500,000	493,760
State Public School Building Authority
Refunding Revenue Bonds
Philadelphia School District Series 2015
06/01/25	5.000%	8,000,000	8,817,120
Total			41,764,357
Puerto Rico 3.2%
Commonwealth of Puerto Rico(f),(g)
Unlimited General Obligation Bonds
Series 2014A
07/01/35	0.000%	6,000,000	4,410,000
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds
Public Improvement Series 2012A
07/01/41	0.000%	2,000,000	1,285,000
Puerto Rico Commonwealth Aqueduct & Sewer Authority(f)
Revenue Bonds
Senior Lien Series 2012A
07/01/42	5.250%	2,525,000	1,927,358
Puerto Rico Electric Power Authority(f)
Refunding Revenue Bonds
Series 2010ZZ
07/01/25	5.250%	2,000,000	1,300,000
Revenue Bonds
Series 2013A
07/01/36	6.750%	1,000,000	650,000
Series 2013A
07/01/43	7.000%	6,570,000	4,270,500
Puerto Rico Highways & Transportation Authority(f),(g)
Refunding Revenue Bonds
Series 2007N
07/01/21	0.000%	760,000	213,750
Puerto Rico Industrial Tourist Educational, Medical & Environmental Control Facilities Financing Authority(b),(f)
Revenue Bonds
Cogen Facilities AES Puerto Rico Project Series 2000 AMT
06/01/26	6.625%	5,820,000	5,533,307
Puerto Rico Sales Tax Financing Corp.(f)
Revenue Bonds
Senior Lien Series 2011C
08/01/40	5.250%	1,885,000	1,359,763
Senior Lien Series 2011C
08/01/46	5.000%	2,000,000	1,427,700
Subordinated Revenue Bonds
1st Series 2009B
08/01/44	6.500%	1,000,000	520,830
1st Series 2010A
08/01/39	5.375%	5,155,000	2,506,619
1st Series 2010C
08/01/41	5.250%	1,000,000	486,250
Total			25,891,077
Rhode Island 0.3%
Rhode Island Student Loan Authority(b)
Revenue Bonds
Series 2016A AMT
12/01/27	3.125%	2,675,000	2,506,421

12	Columbia High Yield Municipal Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina 1.1%
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
1st Mortgage-Lutheran Homes Series 2007
05/01/28	5.500%	2,300,000	2,231,690
Revenue Bonds
Lutheran Homes of South Carolina, Inc. Obligation Group Series 2013
05/01/43	5.000%	750,000	721,260
Lutheran Homes of South Carolina, Inc. Obligation Group Series 2013
05/01/48	5.125%	1,500,000	1,477,155
York Preparatory Academy Project Series 2014A
11/01/45	7.250%	4,000,000	4,401,520
Total			8,831,625
Texas 7.6%
Capital Area Cultural Education Facilities Finance Corp.
Revenue Bonds
Roman Catholic Diocese Series 2005B
04/01/45	6.125%	5,000,000	5,540,250
Central Texas Regional Mobility Authority
Prerefunded 01/01/21 Subordinated Revenue Bonds
Lien Series 2011
01/01/41	6.750%	5,000,000	5,994,900
Central Texas Turnpike System
Refunding Revenue Bonds
Series 2015B
08/15/37	5.000%	5,000,000	5,565,200
City of Houston Airport System(b)
Refunding Revenue Bonds
Special Facilities - United Airlines Series 2011A AMT
07/15/38	6.625%	4,000,000	4,408,560
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership of Texas Series 2015
08/15/45	5.750%	5,500,000	5,614,290
Deaf Smith County Hospital District
Limited General Obligation Bonds
Series 2010A
03/01/40	6.500%	4,000,000	4,319,640
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Gulf Coast Industrial Development Authority(b)
Revenue Bonds
Citgo Petroleum Project Series 1998 AMT
04/01/28	8.000%	875,000	876,444
Mission Economic Development Corp(b)
Revenue Bonds
Dallas Clean Energy McCommas Series 2011 AMT
12/01/24	6.875%	5,000,000	5,080,100
Mission Economic Development Corp.(b),(d)
Revenue Bonds
Senior Lien - Natgasoline Project Series 2016 AMT
10/01/31	5.750%	4,500,000	4,717,755
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park Series 2016
07/01/46	5.000%	2,300,000	2,393,909
CHF - Collegiate Housing Corpus Christi Series 2016
04/01/48	5.000%	1,000,000	1,046,810
Pharr Higher Education Finance Authority
Unrefunded Revenue Bonds
IDEA Public Schools Series 2009
08/15/39	6.500%	530,000	570,460
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/46	5.000%	1,000,000	945,970
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project Series 2014A
11/15/49	8.000%	2,000,000	2,281,080
Sanger Industrial Development Corp.(b)
Revenue Bonds
Texas Pellets Project Series 2012B AMT
07/01/38	8.000%	4,950,000	2,202,750
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
CC Young Memorial Home Series 2009A
02/15/38	8.000%	4,000,000	4,326,440
Texas Municipal Gas Acquisition & Supply Corp. III
Revenue Bonds
Series 2012
12/15/32	5.000%	1,250,000	1,327,988

Columbia High Yield Municipal Fund | Quarterly Report 2017	13

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas Private Activity Bond Surface Transportation Corp.(b)
Revenue Bonds
Senior Lien - Blueridge Transportation Series 2016 AMT
12/31/55	5.000%	3,515,000	3,679,115
Total			60,891,661
Utah 0.3%
Salt Lake City Corp. Airport(b)
Revenue Bonds
Series 2017A AMT
07/01/37	5.000%	2,000,000	2,238,060
Virgin Islands, U.S. 0.3%
Virgin Islands Public Finance Authority(f)
Revenue Bonds
Matching Fund Loan Notes Series 2012A
10/01/22	4.000%	1,000,000	780,600
Virgin Islands Water & Power Authority - Electric System(f)
Refunding Revenue Bonds
Series 2012A
07/01/21	4.000%	2,170,000	1,586,661
Total			2,367,261
Virginia 3.3%
Alexandria Industrial Development Authority
Refunding Revenue Bonds
Goodwin House, Inc. Series 2015
10/01/45	5.000%	5,725,000	6,099,014
Goodwin House, Inc. Series 2015
10/01/50	5.000%	2,275,000	2,418,553
City of Chesapeake Expressway Toll Road(e)
Refunding Revenue Bonds
Transportation System Series 2012
07/15/40	0.000%	7,530,000	5,807,136
Mosaic District Community Development Authority
Special Assessment Bonds
Series 2011A
03/01/36	6.875%	2,500,000	2,755,975
Tobacco Settlement Financing Corp.
Revenue Bonds
Senior Series 2007-B1
06/01/47	5.000%	10,000,000	9,255,000
Total			26,335,678
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington 2.5%
Greater Wenatchee Regional Events Center Public Facilities District
Revenue Bonds
Series 2012A
09/01/42	5.500%	2,150,000	2,189,281
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/35	6.000%	1,250,000	1,197,400
Series 2015A
12/01/45	6.250%	2,500,000	2,389,150
Port of Seattle Industrial Development Corp.(b)
Refunding Revenue Bonds
Special Facilities Delta Air Lines, Inc. Series 2012 AMT
04/01/30	5.000%	2,500,000	2,590,100
Tacoma Consolidated Local Improvement Districts
Special Assessment Bonds
No. 65 Series 2013
04/01/43	5.750%	2,190,000	2,175,458
Washington State Housing Finance Commission(d)
Refunding Revenue Bonds
Bayview Manor Homes Series 2016A
07/01/51	5.000%	2,150,000	2,076,341
Washington State Housing Finance Commission
Refunding Revenue Bonds
Nonprofit Housing-Mirabella Series 2012
10/01/47	6.750%	5,000,000	5,193,550
Revenue Bonds
Heron’s Key Series 2015A
07/01/50	7.000%	2,100,000	2,084,166
Total			19,895,446
Wisconsin 1.4%
Public Finance Authority(b)
Refunding Revenue Bonds
Celanese Project Series 2016C AMT
11/01/30	4.300%	2,000,000	1,963,380
Waste Management, Inc. Project Series 2016 AMT
05/01/27	2.875%	630,000	596,780
Public Finance Authority
Revenue Bonds
FFAH North Carolina and Missouri Portfolio Series 2015A
12/01/50	5.150%	3,220,000	3,273,323

14	Columbia High Yield Municipal Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Public Finance Authority(d)
Revenue Bonds
North Carolina Charter Educational Foundation Project Series 2016
06/15/46	5.000%	5,000,000	4,497,350
Wisconsin Health & Educational Facilities Authority
Unrefunded Revenue Bonds
Medical College of Wisconsin Series 2008A
12/01/35	5.250%	475,000	502,275
Total			10,833,108
Total Municipal Bonds (Cost $790,275,077)			793,744,884
Municipal Preferred Stocks 0.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland 0.2%
Munimae TE Bond Subsidiary LLC(b),(d)
AMT
06/30/49	5.800%	1,000,000	1,024,680
Total Municipal Preferred Stocks (Cost$1,000,000)			1,024,680

Total Investments (Cost $793,085,077)	796,579,564
Other Assets and Liabilities, Net	1,884,069
Net Assets	$798,463,633

Notes to Portfolio of Investments
(a)	Variable rate security.
(b)	Income from this security may be subject to alternative minimum tax.
(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 28, 2017, the value of these securities amounted to $55,845,953 or 6.99% of net assets.
(e)	Zero coupon bond.
(f)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At February 28, 2017, the value of these securities amounted to $38,459,842 or 4.82% of net assets.
(g)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 28, 2017, the value of these securities amounted to $13,657,879 which represents 1.71% of net assets.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
SGI	Syncora Guarantee, Inc.
VRDN	Variable Rate Demand Note
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At February 28, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
793,085,000	40,444,000	(36,949,000)	3,495,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
Columbia High Yield Municipal Fund | Quarterly Report 2017	15

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2017 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	1,810,000	—	1,810,000
Municipal Bonds	—	793,744,884	—	793,744,884
Municipal Preferred Stocks	—	1,024,680	—	1,024,680
Total Investments	—	796,579,564	—	796,579,564
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
16	Columbia High Yield Municipal Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Adaptive Risk Allocation Fund, February 28, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 10.7%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Class I Shares(a),(b)	31,832,922	179,856,012
Total Alternative Strategies Funds (Cost $174,478,655)		179,856,012

Equity Funds 7.1%

Global Real Estate 7.1%
Columbia Real Estate Equity Fund, Class I Shares(a)	7,407,879	118,303,829
Total Equity Funds (Cost $115,536,079)		118,303,829

Exchange-Traded Funds 5.7%

iShares MSCI Canada ETF	989,977	26,422,486
iShares US Real Estate ETF	455,450	36,622,735
Vanguard REIT ETF	378,913	32,306,122
Total Exchange-Traded Funds (Cost $92,129,595)		95,351,343

Foreign Government Obligations(c),(d) 1.4%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Belgium 0.1%
Kingdom of Belgium Government Bond(e)
06/22/24	2.600%	EUR	1,420,000	1,770,689
France 0.1%
French Republic Government Bond OAT(e)
05/25/45	3.250%	EUR	825,000	1,137,741
Italy 0.2%
Italy Buoni Poliennali Del Tesoro(e)
09/01/46	3.250%	EUR	3,100,000	3,347,351
Japan 0.5%
Japan Government 30-Year Bond
09/20/44	1.700%	JPY	813,200,000	8,930,253
Mexico 0.1%
Mexican Bonos
06/10/21	6.500%	MXN	40,000,000	1,956,210
Poland 0.1%
Republic of Poland Government Bond
07/25/26	2.500%	PLN	6,250,000	1,392,766
Portugal 0.1%
Portugal Obrigacoes do Tesouro OT(e)
10/15/25	2.875%	EUR	1,000,000	995,658
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Spain 0.2%
Spain Government Bond(e)
01/31/22	5.850%	EUR	3,000,000	4,018,514
United Kingdom 0.0%
United Kingdom Gilt(e)
01/22/45	3.500%	GBP	365,000	621,943
Total Foreign Government Obligations (Cost $24,342,394)				24,171,125

Inflation-Indexed Bonds(c) 24.8%

France 2.0%
French Republic Government Bond OAT(e)
07/25/24	0.250%	EUR	14,626,913	16,719,628
07/25/40	1.800%	EUR	10,762,239	16,215,866
Total				32,935,494
Germany 0.8%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(e)
04/15/18	0.750%	EUR	5,530,431	5,975,616
Deutsche Bundesrepublik Inflation-Linked Bond(e)
04/15/23	0.100%	EUR	6,957,629	8,081,766
Total				14,057,382
Italy 1.4%
Italy Buoni Poliennali Del Tesoro(e)
09/15/19	2.350%	EUR	1,370,236	1,554,112
09/15/21	2.100%	EUR	1,341,044	1,553,651
09/15/24	2.350%	EUR	1,243,939	1,463,066
09/15/26	3.100%	EUR	723,317	904,560
09/15/41	2.550%	EUR	14,271,920	17,890,040
Total				23,365,429
New Zealand 0.9%
New Zealand Government Bond(e)
09/20/25	2.000%	NZD	21,809,193	15,829,224
Sweden 0.1%
Sweden Inflation-Linked Bond
06/01/25	1.000%	SEK	9,660,911	1,301,653
United Kingdom 8.2%
United Kingdom Gilt Inflation-Linked(e)
03/22/24	0.125%	GBP	15,201,666	22,199,666
United Kingdom Gilt Inflation-Linked Bond(e)
03/22/29	0.125%	GBP	5,398,896	8,461,720
03/22/34	0.750%	GBP	16,443,713	30,423,457
03/22/44	0.125%	GBP	17,790,194	35,087,587
03/22/52	0.250%	GBP	3,861,375	9,026,995

Columbia Adaptive Risk Allocation Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2017 (Unaudited)
Inflation-Indexed Bonds(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
11/22/65	0.125%	GBP	11,494,488	33,110,929
Total				138,310,354
United States 11.4%
U.S. Treasury Inflation-Indexed Bond
04/15/19	0.125%		20,400,930	20,801,278
01/15/21	1.125%		11,036,800	11,666,243
01/15/22	0.125%		23,574,070	23,850,075
01/15/24	0.625%		40,462,725	41,712,255
07/15/24	0.125%		15,485,712	15,447,741
01/15/25	0.250%		37,383,928	37,298,468
07/15/26	0.125%		8,058	7,920
02/15/42	0.750%		16,912,170	16,457,453
02/15/43	0.625%		16,113,938	15,187,435
02/15/45	0.750%		8,817,322	8,542,671
Total				190,971,539
Total Inflation-Indexed Bonds (Cost $417,347,444)				416,771,075

Residential Mortgage-Backed Securities - Agency 5.6%

Federal National Mortgage Association(f)
03/16/32	2.500%		8,575,000	8,597,569
03/13/47	3.500%		26,650,000	27,318,331
03/13/47	4.000%		13,750,000	14,450,508
03/13/47	4.500%		6,175,000	6,635,230
03/13/47	5.000%		12,350,000	13,539,774
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(f)
03/21/47	3.500%	22,900,000	23,796,492
Total Residential Mortgage-Backed Securities - Agency (Cost $94,021,550)			94,337,904

U.S. Treasury Obligations 0.1%

U.S. Treasury
02/15/21	3.625%	720,000	772,622
08/15/27	6.375%	208,000	284,480
Total U.S. Treasury Obligations (Cost $1,056,695)			1,057,102

Money Market Funds 45.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.692%(a),(g)	759,276,311	759,276,311
Total Money Market Funds (Cost $759,282,542)		759,276,311
Total Investments (Cost: $1,678,194,954)		1,689,124,701
Other Assets & Liabilities, Net		(10,005,098)
Net Assets		1,679,119,603

At February 28, 2017, securities and/or cash totaling $81,136,504 were pledged as collateral.
Forward foreign currency exchange contracts open at February 28, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	04/04/2017	203,313,334 EUR	215,365,277 USD	—	(431,657)
Barclays	04/10/2017	1,230,000 EUR	1,306,162 USD	639	—
Barclays	04/10/2017	19,935,000 NOK	2,369,925 USD	—	(8,684)
Barclays	04/10/2017	13,318,921 USD	12,570,000 EUR	22,887	—
Citi	04/10/2017	22,385,000 AUD	17,244,269 USD	97,678	—
Citi	04/10/2017	34,862,000 AUD	26,580,985 USD	—	(122,811)
Citi	04/10/2017	36,036,000 CAD	27,562,429 USD	422,820	—
Citi	04/10/2017	13,408,680,000 JPY	117,549,868 USD	—	(2,012,556)
Citi	04/10/2017	114,043,000 SEK	12,775,761 USD	115,221	—
Citi	04/10/2017	6,394,000 SGD	4,499,332 USD	—	(64,438)
Citi	04/10/2017	13,724,334 USD	18,000,000 AUD	63,410	—
Citi	04/10/2017	13,490,695 USD	1,518,000,000 JPY	44,997	—
Credit Suisse	04/10/2017	34,373,000 CHF	34,194,575 USD	—	(111,855)
Credit Suisse	04/10/2017	45,651,000 DKK	6,501,544 USD	—	(17,485)
Credit Suisse	04/10/2017	22,680,390 NZD	16,195,726 USD	—	(120,864)
HSBC	04/10/2017	5,922,000 PLN	1,453,537 USD	—	(2,118)
Standard Chartered	04/10/2017	171,006,637 GBP	213,401,567 USD	990,550	—
Standard Chartered	04/10/2017	96,029,000 HKD	12,383,780 USD	6,787	—
Standard Chartered	04/10/2017	42,521,000 MXN	2,075,258 USD	—	(28,541)
Total				1,764,989	(2,921,009)
2	Columbia Adaptive Risk Allocation Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2017 (Unaudited)
Futures contracts outstanding at February 28, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Australian 10-Year Bond	65	AUD	6,391,198	03/2017	38,276	—
Australian 3-Year Bond	33	AUD	2,824,158	03/2017	2,238	—
Canadian Government 10-Year Bond	31	CAD	3,205,730	06/2017	24,738	—
Euro-BTP	15	EUR	2,077,270	06/2017	10,147	—
Euro-Bund	28	EUR	4,829,463	06/2017	3,220	—
Euro-OAT	36	EUR	5,625,411	06/2017	707	—
Japanese 10-Year Government Bond	8	JPY	10,722,685	03/2017	26,319	—
Long Gilt	129	GBP	20,365,666	06/2017	284,916	—
Mini MSCI EAFE Index	1,804	USD	157,444,100	03/2017	5,374,841	—
Mini MSCI EAFE Index	2,649	USD	231,191,475	03/2017	3,739,998	—
Mini MSCI EAFE Index	64	USD	5,585,600	03/2017	29,073	—
Mini MSCI Emerging Markets Index	1,592	USD	74,091,680	03/2017	4,189,199	—
Mini MSCI Emerging Markets Index	1,159	USD	53,939,860	03/2017	236,715	—
Mini MSCI Emerging Markets Index	16	USD	744,640	03/2017	30,243	—
S&P 500 E-mini	2,946	USD	348,040,440	03/2017	12,754,879	—
S&P 500 E-mini	1,536	USD	181,463,040	03/2017	8,409,434	—
S&P 500 E-mini	361	USD	42,648,540	03/2017	1,640,145	—
Short Term Euro-BTP	5	EUR	593,582	06/2017	469	—
TOPIX Index	364	JPY	49,701,900	03/2017	—	(615,088)
U.S. Long Bond	1	USD	151,656	06/2017	1,092	—
U.S. Treasury 10-Year Note	396	USD	49,332,938	06/2017	23,945	—
U.S. Treasury 2-Year Note	88	USD	19,043,750	06/2017	—	(2,899)
U.S. Treasury 2-Year Note	609	USD	131,791,406	06/2017	—	(29,705)
U.S. Treasury 5-Year Note	218	USD	25,659,281	06/2017	—	(16,744)
U.S. Treasury 5-Year Note	1,705	USD	200,683,828	06/2017	—	(136,443)
U.S. Treasury Ultra 10-Year Note	346	USD	46,342,375	06/2017	280,242	—
U.S. Ultra Bond	317	USD	51,284,656	06/2017	568,440	—
Total			1,725,776,328		37,669,276	(800,879)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Euro-Buxl 30-Year	(17)	EUR	(3,089,039)	06/2017	5,737	—
Euro-OAT	(22)	EUR	(3,437,751)	06/2017	—	(500)
U.S. Treasury 10-Year Note	(90)	USD	(11,212,031)	06/2017	—	(5,819)
U.S. Ultra Bond	(10)	USD	(1,617,813)	06/2017	—	(15,569)
Total			(19,356,634)		5,737	(21,888)
Columbia Adaptive Risk Allocation Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2017 (Unaudited)
Cleared credit default swap contracts outstanding at February 28, 2017
Sell protection
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount ($)	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	Markit CDX Emerging Markets Index, Series 26	12/20/21	1.000	2.171	USD	(48,500,000)	(2,494,610)	95,653	—	(2,691,607)	292,650	—
Barclays	Markit CDX Emerging Markets Index, Series 26	12/20/21	1.000	2.171	USD	(17,000,000)	(874,399)	33,528	—	(1,034,587)	193,716	—
Barclays	Markit CDX Emerging Markets Index, Series 26	12/20/21	1.000	2.171	USD	(3,000,000)	(154,306)	5,917	—	(175,985)	27,596	—
Credit Suisse	Markit CDX Emerging Markets Index, Series 26	12/20/21	1.000	2.171	USD	(16,000,000)	(822,964)	31,556	—	(1,144,507)	353,099	—
Credit Suisse	Markit CDX Emerging Markets Index, Series 26	12/20/21	1.000	2.171	USD	(17,000,000)	(874,400)	33,528	—	(1,026,350)	185,478	—
Credit Suisse	Markit CDX Emerging Markets Index, Series 26	12/20/21	1.000	2.171	USD	(17,000,000)	(874,400)	33,528	—	(1,024,703)	183,831	—
Credit Suisse	Markit CDX Emerging Markets Index, Series 26	12/20/21	1.000	2.171	USD	(20,000,000)	(1,028,706)	39,445	—	(1,125,996)	136,735	—
Credit Suisse	Markit CDX Emerging Markets Index, Series 26	12/20/21	1.000	2.171	USD	(15,000,000)	(771,529)	29,583	—	(840,129)	98,183	—
Credit Suisse	Markit CDX Emerging Markets Index, Series 26	12/20/21	1.000	2.171	USD	(5,000,000)	(257,176)	9,861	—	(312,711)	65,396	—
Credit Suisse	Markit CDX Emerging Markets Index, Series 26	12/20/21	1.000	2.171	USD	(3,500,000)	(180,023)	6,903	—	(212,495)	39,375	—
Credit Suisse	Markit CDX Emerging Markets Index, Series 26	12/20/21	1.000	2.171	USD	(1,500,000)	(77,153)	2,958	—	(107,403)	33,208	—
Credit Suisse	Markit CDX Emerging Markets Index, Series 26	12/20/21	1.000	2.171	USD	(3,000,000)	(154,306)	5,917	—	(176,766)	28,377	—
Credit Suisse	Markit CDX Emerging Markets Index, Series 26	12/20/21	1.000	2.171	USD	(3,000,000)	(154,306)	5,917	—	(176,184)	27,795	—
Credit Suisse	Markit CDX Emerging Markets Index, Series 26	12/20/21	1.000	2.171	USD	(2,000,000)	(102,870)	3,944	—	(123,177)	24,251	—
Credit Suisse	Markit CDX Emerging Markets Index, Series 26	12/20/21	1.000	2.171	USD	(2,000,000)	(102,870)	3,944	—	(117,785)	18,859	—
Credit Suisse	Markit CDX Emerging Markets Index, Series 26	12/20/21	1.000	2.171	USD	(2,500,000)	(128,589)	4,931	—	(140,429)	16,771	—
Credit Suisse	Markit CDX Emerging Markets Index, Series 26	12/20/21	1.000	2.171	USD	(1,500,000)	(77,153)	2,958	—	(87,657)	13,462	—
4	Columbia Adaptive Risk Allocation Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2017 (Unaudited)
Sell protection (continued)
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount ($)	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Credit Suisse	Markit CDX Emerging Markets Index, Series 26	12/20/21	1.000	2.171	USD	(1,500,000)	(77,153)	2,958	—	(85,046)	10,851	—
Credit Suisse	Markit CDX Emerging Markets Index, Series 26	12/20/21	1.000	2.171	USD	(1,000,000)	(51,435)	1,972	—	(59,221)	9,758	—
Credit Suisse	Markit CDX Emerging Markets Index, Series 26	12/20/21	1.000	2.171	USD	(1,000,000)	(51,435)	1,972	—	(59,189)	9,726	—
Credit Suisse	Markit CDX Emerging Markets Index, Series 26	12/20/21	1.000	2.171	USD	(1,000,000)	(51,435)	1,972	—	(59,146)	9,683	—
Credit Suisse	Markit CDX Emerging Markets Index, Series 26	12/20/21	1.000	2.171	USD	(1,000,000)	(51,435)	1,972	—	(57,287)	7,824	—
JPMorgan	Markit CDX Emerging Markets Index, Series 26	12/20/21	1.000	2.171	USD	(2,000,000)	(102,870)	3,944	—	(143,035)	44,109	—
Total									—	(10,981,395)	1,830,733	—

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Cleared credit default swap contracts outstanding at February 28, 2017
Sell protection
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 27	12/20/2021	5.000	3.16	USD	(184,593,420)	6,118,234	—
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 27	12/20/2021	1.000	0.623	USD	(77,000,000)	733,200	—
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 27	12/20/2026	1.000	1.073	USD	(79,000,000)	—	(71,038)
Total							6,851,434	(71,038)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Columbia Adaptive Risk Allocation Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Commodity Strategy Fund, Class I Shares	7,954,786	39,354,341	(15,476,205)	31,832,922	—	2,274,530	—	179,856,012
Columbia Real Estate Equity Fund, Class I Shares	2,750,135	5,522,506	(864,762)	7,407,879	1,840,084	2,086,439	1,129,979	118,303,829
Columbia Short-Term Cash Fund, 0.692%	250,808,285	2,270,332,773	1,761,864,747)	759,276,311	—	(4,312)	2,050,984	759,276,311
Total	261,513,206	2,315,209,620	(1,778,205,714)	798,517,112	1,840,084	4,356,657	3,180,963	1,057,436,152

(b)	Non-income producing investment.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Principal and interest may not be guaranteed by the government.
(e)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 28, 2017, the value of these securities amounted to $236,389,779 or 14.08% of net assets.
(f)	Represents a security purchased on a when-issued or delayed delivery basis.
(g)	The rate shown is the seven-day current annualized yield at February 28, 2017.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At February 28, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,678,195,000	14,210,000	(3,280,000)	10,930,000
6	Columbia Adaptive Risk Allocation Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	179,856,012	—	—	—	179,856,012
Equity Funds	118,303,829	—	—	—	118,303,829
Exchange-Traded Funds	95,351,343	—	—	—	95,351,343
Foreign Government Obligations	—	24,171,125	—	—	24,171,125
Inflation-Indexed Bonds	—	416,771,075	—	—	416,771,075
Residential Mortgage-Backed Securities - Agency	—	94,337,904	—	—	94,337,904
U.S. Treasury Obligations	1,057,102	—	—	—	1,057,102
Money Market Funds	—	—	—	759,276,311	759,276,311
Total Investments	394,568,286	535,280,104	—	759,276,311	1,689,124,701
Columbia Adaptive Risk Allocation Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,764,989	—	—	1,764,989
Futures Contracts	37,675,013	—	—	—	37,675,013
Swap Contracts	—	8,682,167	—	—	8,682,167
Liability
Forward Foreign Currency Exchange Contracts	—	(2,921,009)	—	—	(2,921,009)
Futures Contracts	(822,767)	—	—	—	(822,767)
Swap Contracts	—	(71,038)	—	—	(71,038)
Total	431,420,532	542,735,213	—	759,276,311	1,733,432,056
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
8	Columbia Adaptive Risk Allocation Fund | Quarterly Report 2017

Consolidated Portfolio of Investments
Columbia Alternative Beta Fund, February 28, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Money Market Funds 96.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.692%(a),(b)	353,895,395	353,895,395
Total Money Market Funds (Cost $353,896,097)		353,895,395
Total Investments (Cost: $353,896,097)		353,895,395
Other Assets & Liabilities, Net		11,614,789
Net Assets		365,510,184
At February 28, 2017, securities and/or cash totaling $1,094,000 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at February 28, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	04/10/2017	3,415,000 EUR	3,619,900 USD	—	(4,784)
Deutsche Bank	04/10/2017	16,350,000 AUD	12,594,814 USD	70,946	—
Deutsche Bank	04/10/2017	8,892,964 USD	11,665,000 AUD	42,260	—
Deutsche Bank	04/10/2017	9,199,095 USD	119,545,000 ZAR	—	(150,106)
Deutsche Bank	04/10/2017	119,545,000 ZAR	9,022,264 USD	—	(26,725)
JPMorgan	04/10/2017	7,090,000 CAD	5,408,407 USD	68,752	—
Standard Chartered	04/10/2017	1,425,000,000 JPY	12,665,828 USD	—	(40,602)
Total				181,958	(222,217)

Total return swap contracts outstanding at February 28, 2017
Counterparty	Fund receives	Fund pays	Expiration date	Notional currency	Notional amount	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	Total return on Barclays Hedging Insights Index(1)	Fixed rate of 0.150%	11/30/2017	USD	55,120,349	—	—	—	(186,683)
Barclays	Total return on Barclays Hedging Insights Index(1)	Fixed rate of 0.150%	11/30/2017	USD	2,517,241	—	—	—	(8,525)
Barclays	Total return on Barclays Hedging Insights Index(1)	Fixed rate of 0.150%	11/30/2017	USD	2,607,098	—	—	—	(8,830)
Barclays	Total return on Barclays Hedging Insights Index(1)	Fixed rate of 0.150%	11/30/2017	USD	3,583,876	—	—	—	(12,138)
Barclays	Total return on Barclays Dualis Excess Return Index(1)	Fixed rate of 0.580%	11/30/2017	USD	72,453,490	—	—	—	(1,080,365)
Barclays	Total return on Barclays Hedging Insights Index(1)	Fixed rate of 0.150%	11/30/2017	USD	1,499,071	—	—	—	(5,077)
Columbia Alternative Beta Fund | Quarterly Report 2017	1

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, February 28, 2017 (Unaudited)
Investments in derivatives  (continued)
Total return swap contracts outstanding at February 28, 2017 (continued)
Counterparty	Fund receives	Fund pays	Expiration date	Notional currency	Notional amount	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	Total return on Barclays Dualis Excess Return Index(1)	Fixed rate of 0.580%	11/30/2017	USD	737,676	—	—	—	(11,000)
Barclays	Total return on Barclays Hedging Insights Index(1)	Fixed rate of 0.150%	11/30/2017	USD	3,551,844	—	—	—	(12,030)
Barclays	Total return on Barclays Hedging Insights Index(1)	Fixed rate of 0.150%	11/30/2017	USD	4,280,570	—	—	4,914	—
Barclays	Total return on Barclays Backwardation Excess Return Index(1)	Fixed rate of 0.250%	11/30/2017	USD	29,494,955	—	—	219,358	—
Barclays	Total return on Barclays Hedging Insights Index(1)	Fixed rate of 0.150%	11/30/2017	USD	2,393,791	—	—	—	(11,297)
Barclays	Total return on Barclays Dualis Excess Return Index(1)	Fixed rate of 0.580%	11/30/2017	USD	3,269,561	—	—	—	(15,324)
Barclays	Total return on Atlantic High Yield Investment Grade Spread BetaBarclays Credit Index(2)	Fixed rate of 0.400%	11/30/2017	USD	146,404,614	100,140	—	530,787	—
Barclays	Total return on Barclays TrendStar+ Alt Roll 2 Index(3)	Fixed rate of 0.600%	11/30/2017	USD	47,924,517	14,279	—	319,530	—
Barclays	Total return on Barclays TrendStar+ Alt Roll 2 Index(3)	Fixed rate of 0.600%	11/30/2017	USD	2,494,484	749	—	16,625	—
Barclays	Total return on Barclays TrendStar+ Alt Roll 2 Index(3)	Fixed rate of 0.600%	11/30/2017	USD	1,925,753	609	—	12,804	—
Citi	Total return on Citi Commodities Liquidity Navigator Index(1)	Fixed rate of 0.290%	11/30/2017	USD	220,134,555	—	—	229,642	—
Citi	Total return on Citi Commodities Liquidity Navigator Index(1)	Fixed rate of 0.290%	11/30/2017	USD	5,705,748	—	—	3,402	—
Deutsche Bank	Total return on Deutsche Bank Currency Valuation - USD Excess Return(4)	Fixed rate of 0.000%	11/30/2017	USD	68,421,760	—	—	—	(629,346)
2	Columbia Alternative Beta Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, February 28, 2017 (Unaudited)
Investments in derivatives  (continued)
Total return swap contracts outstanding at February 28, 2017 (continued)
Counterparty	Fund receives	Fund pays	Expiration date	Notional currency	Notional amount	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Deutsche Bank	Total return on Deutsche Bank Haven Plus - USD Excess Return(4)	Fixed rate of 0.000%	11/30/2017	USD	19,340,548	—	—	530,164	—
Deutsche Bank	Total return on Deutsche Bank Currency Valuation - USD Excess Return(4)	Fixed rate of 0.000%	11/30/2017	USD	2,352,130	—	—	—	(21,635)
Deutsche Bank	Total return on Deutsche Bank Haven Plus - USD Excess Return(4)	Fixed rate of 0.000%	11/30/2017	USD	574,833	—	—	15,757	—
Deutsche Bank	Total return on Deutsche Bank Equity Sector Neutral Quality Factor Index - USD Excess Return(5)	Fixed rate of 0.000%	11/30/2017	USD	64,372,466	630	—	699,165	—
Deutsche Bank	Total return on Deutsche Bank Equity Risk-Adjusted Momentum Factor Index - USD Excess Return(6)	Fixed rate of 0.000%	11/30/2017	USD	52,286,881	727	—	—	(1,519,921)
Deutsche Bank	Total return on Deutsche Bank Equity Sector Neutral Value Factor Index - USD Excess Return(5)	Fixed rate of 0.000%	11/30/2017	USD	85,256,825	496	—	600,963	—
Deutsche Bank	Total return on Deutsche Bank Currency Valuation - USD Excess Return(4)	Fixed rate of 0.000%	11/30/2017	USD	3,370,819	—	—	—	(31,005)
Deutsche Bank	Total return on Deutsche Bank Haven Plus - USD Excess Return(4)	Fixed rate of 0.000%	11/30/2017	USD	4,489,860	—	—	123,076	—
Deutsche Bank	Total return on Deutsche Bank Currency Valuation - USD Excess Return(4)	Fixed rate of 0.000%	11/30/2017	USD	7,136,934	—	—	—	(65,646)
Deutsche Bank	Total return on Deutsche Bank Currency Valuation - USD Excess Return(4)	Fixed rate of 0.000%	11/30/2017	USD	621,865	—	—	—	(5,720)
Columbia Alternative Beta Fund | Quarterly Report 2017	3

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, February 28, 2017 (Unaudited)
Investments in derivatives  (continued)
Total return swap contracts outstanding at February 28, 2017 (continued)
Counterparty	Fund receives	Fund pays	Expiration date	Notional currency	Notional amount	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Deutsche Bank	Total return on Deutsche Bank Equity Low Beta Turnover Control Factor Index - USD Excess Return(5)	Fixed rate of 0.000%	11/30/2017	USD	12,257,517	3,359	—	340,424	—
Deutsche Bank	Total return on Deutsche Bank Equity Sector Neutral Quality Factor Index - USD Excess Return(5)	Fixed rate of 0.000%	11/30/2017	USD	2,258,280	890	—	3,252	—
Deutsche Bank	Total return on Deutsche Bank Equity Sector Neutral Value Factor Index - USD Excess Return(5)	Fixed rate of 0.000%	11/30/2017	USD	2,608,439	1,028	—	5,940	—
Deutsche Bank	Total return on Deutsche Bank Currency Valuation - USD Excess Return(4)	Fixed rate of 0.000%	11/30/2017	USD	3,505,250	—	—	—	(16,427)
Deutsche Bank	Total return on Deutsche Bank Equity Risk-Adjusted Momentum Factor Index - USD Excess Return(6)	Fixed rate of 0.000%	11/30/2017	USD	2,769,442	1,092	—	—	(5,094)
Goldman Sachs International	Total return on Goldman Sachs Momentum Risk Premium Basket Index RP17(7)	Fixed rate of 0.310%	11/30/2017	USD	25,427,496	—	—	—	(187,351)
Goldman Sachs International	Total return on Goldman Sachs Curve Index RP09(1)	Fixed rate of 0.110%	11/30/2017	USD	145,038,557	—	—	798,467	—
Goldman Sachs International	Total return on Goldman Sachs Commodity Volatility Carry Series 18 Excess Return Strategy(8)	Fixed rate of 0.350%	11/30/2017	USD	8,074,172	—	—	81,979	—
Goldman Sachs International	Total return on Goldman Sachs Commodity Volatility Carry Series 18 Excess Return Strategy(8)	Fixed rate of 0.350%	11/30/2017	USD	1,828,357	—	—	18,564	—
4	Columbia Alternative Beta Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, February 28, 2017 (Unaudited)
Investments in derivatives  (continued)
Total return swap contracts outstanding at February 28, 2017 (continued)
Counterparty	Fund receives	Fund pays	Expiration date	Notional currency	Notional amount	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Goldman Sachs International	Total return on Goldman Sachs Momentum Risk Premium Basket Index RP17(7)	Fixed rate of 0.310%	11/30/2017	USD	9,907,140	—	—	—	(72,996)
Goldman Sachs International	Total return on Goldman Sachs Momentum Risk Premium Basket Index RP17(7)	Fixed rate of 0.310%	11/30/2017	USD	2,009,413	—	—	—	(19,000)
Goldman Sachs International	Total return on Goldman Sachs Momentum Risk Premium Basket Index RP17(7)	Fixed rate of 0.310%	11/30/2017	USD	1,770,442	—	—	—	(13,045)
Goldman Sachs International	Total return on Goldman Sachs Commodity Volatility Carry Series 18 Excess Return Strategy(8)	Fixed rate of 0.350%	11/30/2017	USD	9,527,852	—	—	96,739	—
Goldman Sachs International	Total return on Goldman Sachs Curve Index RP09(1)	Fixed rate of 0.110%	11/30/2017	USD	2,302,256	—	—	574	—
Goldman Sachs International	Total return on Goldman Sachs Curve Index RP09(1)	Fixed rate of 0.110%	11/30/2017	USD	3,465,292	—	—	7,267	—
Goldman Sachs International	Total return on Goldman Sachs FX Vol Carry Basket Index(9)	Fixed rate of 0.280%	11/30/2017	USD	7,880,674	—	—	35,132	—
Goldman Sachs International	Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return(5)	Fixed rate of 0.000%	11/30/2017	USD	201,381,158	—	—	1,107,068	—
Goldman Sachs International	Total return on Goldman Sachs FX Time Series Momentum Index C0038(10)	Fixed rate of 0.220%	11/30/2017	USD	74,111,796	—	—	220,828	—
Goldman Sachs International	Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114(10)	Fixed rate of 0.180%	11/30/2017	USD	61,472,391	—	—	631,252	—
Columbia Alternative Beta Fund | Quarterly Report 2017	5

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, February 28, 2017 (Unaudited)
Investments in derivatives  (continued)
Total return swap contracts outstanding at February 28, 2017 (continued)
Counterparty	Fund receives	Fund pays	Expiration date	Notional currency	Notional amount	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Goldman Sachs International	Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115(10)	Fixed rate of 0.260%	11/30/2017	USD	42,272,120	—	—	937,353	—
Goldman Sachs International	Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115(10)	Fixed rate of 0.260%	11/30/2017	USD	1,417,904	—	—	31,441	—
Goldman Sachs International	Total return on Goldman Sachs Rates and Bonds Time Series Momentum Index C0205(11)	Fixed rate of (0.180%)	11/30/2017	USD	43,049,679	—	—	106,206	—
Goldman Sachs International	Total return on Goldman Sachs Equity Volatility Carry Series 28 Excess Retrun Strategy(12)	Fixed rate of 0.300%	11/30/2017	USD	5,581,760	—	—	15,005	—
Goldman Sachs International	Total return on Goldman Sachs TY Volatility Carry X5 Index Class E(13)	Fixed rate of 0.230%	11/30/2017	USD	8,066,274	—	—	34,007	—
Goldman Sachs International	Total return on Goldman Sachs FX Vol Carry Basket Index(9)	Fixed rate of 0.280%	11/30/2017	USD	6,598,593	—	—	29,417	—
Goldman Sachs International	Total return on Goldman Sachs FX Vol Carry Basket Index(9)	Fixed rate of 0.280%	11/30/2017	USD	1,841,819	—	—	28,667	—
Goldman Sachs International	Total return on Goldman Sachs FX Time Series Momentum Index C0038(10)	Fixed rate of 0.220%	11/30/2017	USD	3,498,960	—	—	10,426	—
Goldman Sachs International	Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114(10)	Fixed rate of 0.180%	11/30/2017	USD	1,597,635	—	—	16,406	—
Goldman Sachs International	Total return on Goldman Sachs Rates and Bonds Time Series Momentum Index C0205(11)	Fixed rate of (0.180%)	11/30/2017	USD	24,545,082	—	—	72,750	—
6	Columbia Alternative Beta Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, February 28, 2017 (Unaudited)
Investments in derivatives  (continued)
Total return swap contracts outstanding at February 28, 2017 (continued)
Counterparty	Fund receives	Fund pays	Expiration date	Notional currency	Notional amount	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Goldman Sachs International	Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115(10)	Fixed rate of 0.260%	11/30/2017	USD	11,511,938	—	—	293,580	—
Goldman Sachs International	Total return on Goldman Sachs Rates and Bonds Time Series Momentum Index C0205(11)	Fixed rate of (0.180%)	11/30/2017	USD	3,979,673	—	—	11,795	—
Goldman Sachs International	Total return on Goldman Sachs TY Volatility Carry X5 Index Class E(13)	Fixed rate of 0.230%	11/30/2017	USD	23,279,260	—	—	93,633	—
Goldman Sachs International	Total return on Goldman Sachs Curve Index C0210(11)	Fixed rate of (0.020%)	11/30/2017	USD	145,490,408	—	—	—	(120,860)
Goldman Sachs International	Total return on Goldman Sachs FX Time Series Momentum Index C0038(10)	Fixed rate of 0.220%	11/30/2017	USD	2,815,404	—	—	8,389	—
Goldman Sachs International	Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114(10)	Fixed rate of 0.180%	11/30/2017	USD	2,718,564	—	—	27,917	—
Goldman Sachs International	Total return on Goldman Sachs Rates and Bonds Time Series Momentum Index C0205(11)	Fixed rate of (0.180%)	11/30/2017	USD	2,295,870	—	—	5,664	—
Goldman Sachs International	Total return on Goldman Sachs FX Time Series Momentum Index C0038(10)	Fixed rate of 0.220%	11/30/2017	USD	29,029,803	—	—	86,499	—
Goldman Sachs International	Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114(10)	Fixed rate of 0.180%	11/30/2017	USD	1,507,673	—	—	15,482	—
Goldman Sachs International	Total return on Goldman Sachs FX Time Series Momentum Index C0038(10)	Fixed rate of 0.220%	11/30/2017	USD	5,211,402	—	—	15,528	—
Columbia Alternative Beta Fund | Quarterly Report 2017	7

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, February 28, 2017 (Unaudited)
Investments in derivatives  (continued)
Total return swap contracts outstanding at February 28, 2017 (continued)
Counterparty	Fund receives	Fund pays	Expiration date	Notional currency	Notional amount	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Goldman Sachs International	Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114(10)	Fixed rate of 0.180%	11/30/2017	USD	4,079,340	—	—	41,890	—
Goldman Sachs International	Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115(10)	Fixed rate of 0.260%	11/30/2017	USD	14,875,325	—	—	329,849	—
Goldman Sachs International	Total return on Goldman Sachs FX Time Series Momentum Index C0038(10)	Fixed rate of 0.220%	11/30/2017	USD	16,172,082	—	—	98,456	—
Goldman Sachs International	Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114(10)	Fixed rate of 0.180%	11/30/2017	USD	10,448,123	—	—	97,715	—
Goldman Sachs International	Total return on Goldman Sachs FX Time Series Momentum Index C0038(10)	Fixed rate of 0.220%	11/30/2017	USD	300,168	—	—	1,827	—
Goldman Sachs International	Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115(10)	Fixed rate of 0.260%	11/30/2017	USD	3,352,569	—	—	85,498	—
Goldman Sachs International	Total return on Goldman Sachs Curve Index C0210(11)	Fixed rate of -0.020%	11/30/2017	USD	2,400,751	—	—	—	(3,824)
Goldman Sachs International	Total return on Goldman Sachs Rates and Bonds Time Series Momentum Index C0205(11)	Fixed rate of -0.180%	11/30/2017	USD	20,343,040	—	—	16,983	—
Goldman Sachs International	Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return(5)	Fixed rate of 0.000%	11/30/2017	USD	2,597,648	—	—	12,014	—
Goldman Sachs International	Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114(10)	Fixed rate of 0.180%	11/30/2017	USD	1,901,697	—	—	—	(9,186)
8	Columbia Alternative Beta Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, February 28, 2017 (Unaudited)
Investments in derivatives  (continued)
Total return swap contracts outstanding at February 28, 2017 (continued)
Counterparty	Fund receives	Fund pays	Expiration date	Notional currency	Notional amount	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Goldman Sachs International	Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return(5)	Fixed rate of 0.000%	11/30/2017	USD	12,148,263	—	—	—	(614)
Goldman Sachs International	Total return on Goldman Sachs Rates and Bonds Time Series Momentum Index C0205(11)	Fixed rate of -0.180%	11/30/2017	USD	2,993,845	—	—	3,263	—
Goldman Sachs International	Total return on Goldman Sachs FX Time Series Momentum Index C0038(10)	Fixed rate of 0.220%	11/30/2017	USD	3,752,914	—	—	—	(6,180)
Goldman Sachs International	Total return on Goldman Sachs Curve Index C0210(11)	Fixed rate of -0.020%	11/30/2017	USD	3,550,978	—	—	—	(15,966)
JPMorgan	Total return on J.P. Morgan Equity Risk Premium Global Multi-Factor (Long/Short) USD Index, Series 1(5)	Fixed rate of 0.000%	11/30/2017	USD	6,465,085	—	—	36,395	—
JPMorgan	Total return on J.P. Morgan Equity Risk Premium Global Multi-Factor (Long/Short) USD Index, Series 1(5)	Fixed rate of 0.000%	11/30/2017	USD	60,016,923	—	—	282,415	—
JPMorgan	Total return on J.P. Morgan Equity Risk Premium Global Multi-Factor (Long/Short) USD Index, Series 1(5)	Fixed rate of 0.000%	11/30/2017	USD	5,821,584	—	—	8,044	—
Morgan Stanley	Total return on Morgan Stanley VolNet PremiumPlus2 Index(14)	Fixed rate of 0.800%	11/30/2017	USD	26,758,682	—	—	358,741	—
Morgan Stanley	Total return on Morgan Stanley Cube Global Momentum Index(5)	Fixed rate of -0.200%	11/30/2017	USD	10,542,890	—	—	—	(129,455)
Morgan Stanley	Total return on Morgan Stanley Cube Global Value Index(5)	Fixed rate of -0.200%	11/30/2017	USD	41,869,564	—	—	241,591	—
Columbia Alternative Beta Fund | Quarterly Report 2017	9

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, February 28, 2017 (Unaudited)
Investments in derivatives  (continued)
Total return swap contracts outstanding at February 28, 2017 (continued)
Counterparty	Fund receives	Fund pays	Expiration date	Notional currency	Notional amount	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Total return on Morgan Stanley Cube Global Quality Index(5)	Fixed rate of -0.200%	11/30/2017	USD	20,914,012	—	—	299,335	—
Morgan Stanley	Total return on Morgan Stanley Cube Global Volatility Index(5)	Fixed rate of -0.200%	11/30/2017	USD	19,207,498	—	—	—	(58,654)
Morgan Stanley	Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index(5)	Fixed rate of -0.150%	11/30/2017	USD	50,093,221	—	—	—	(10,863)
Morgan Stanley	Total return on Morgan Stanley Cube Global Volatility Index(5)	Fixed rate of -0.200%	11/30/2017	USD	26,699,002	—	—	328,903	—
Morgan Stanley	Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index(5)	Fixed rate of -0.150%	11/30/2017	USD	47,293,700	—	—	94,435	—
Morgan Stanley	Total return on Morgan Stanley Cube Global Value Index(5)	Fixed rate of -0.200%	11/30/2017	USD	1,334,741	—	—	—	(2,027)
Morgan Stanley	Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index(5)	Fixed rate of -0.150%	11/30/2017	USD	5,916,623	—	—	8,770	—
Total						123,999	—	10,839,962	(4,296,084)
(1)	Underlying assets of this index include long/short domestic commodity futures.
(2)	Underlying assets of this index include credit default swaps on high yield, investment grade, and foreign indices.
(3)	Underlying assets of this index include interest rate swaps of 2 year and 10 year durations.
(4)	Underlying assets of this index include USD and long/short foreign currencies.
(5)	Underlying assets of this index include long/short foreign and domestic equities.
(6)	Underlying assets of this index include long foreign and domestic equities and a short domestic ETF.
(7)	Underlying assets of this index include long/short commodity futures and forward foreign currency exchange contracts.
(8)	Underlying assets of this index include long/short options on a domestic index and long/short futures and options on commodities.
(9)	Underlying assets of this index include foreign exchange currency options.
(10)	Underlying assets of this index include forward foreign currency exchange contracts.
(11)	Underlying assets of this index include long/short foreign and domestic bond futures.
(12)	Underlying assets of this index include options on foreign and domestic indices and ETF.
(13)	Underlying assets of this index include long futures on treasuries and short options on treasuries.
(14)	Underlying assets of this index include long/short puts and calls on a domestic index.
10	Columbia Alternative Beta Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, February 28, 2017 (Unaudited)
Notes to Consolidated Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at February 28, 2017.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Commodity Strategy Fund, Class I Shares	991,950	431,217	(1,423,167)	—	(187,181)	—	—
Columbia Real Estate Equity Fund, Class I Shares	83,504	92,930	(176,434)	—	(3,755)	23,823	—
Columbia Short-Term Cash Fund, 0.692%	93,039,309	491,334,632	(230,478,546)	353,895,395	(49)	936,670	353,895,395
Total	94,114,763	491,858,779	(232,078,147)	353,895,395	(190,985)	960,493	353,895,395
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
JPY	Japanese Yen
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
At February 28, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
353,896,000	—	(1,000)	(1,000)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Columbia Alternative Beta Fund | Quarterly Report 2017	11

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, February 28, 2017 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Money Market Funds	—	—	—	353,895,395	353,895,395
Total Investments	—	—	—	353,895,395	353,895,395
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	181,958	—	—	181,958
Swap Contracts	—	—	10,839,962	—	10,839,962
Liability
Forward Foreign Currency Exchange Contracts	—	(222,217)	—	—	(222,217)
Swap Contracts	—	—	(4,296,084)	—	(4,296,084)
Total	—	(40,259)	6,543,878	353,895,395	360,399,014
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 05/31/2016 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)(a)	Change in unrealized appreciation (depreciation)(b) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 02/28/2017 ($)
Total Return Swap Contacts	335,667	—	—	6,208,211	—	—	—	—	6,543,878
(a) The Realized gain (loss) earned during the period was $(7,868,858).
(b) Change in unrealized appreciation (depreciation) relating to securities held at February 28, 2017 was $6,543,878.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain swap contracts classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.
12	Columbia Alternative Beta Fund | Quarterly Report 2017

Consolidated Portfolio of Investments
Columbia Diversified Absolute Return Fund, February 28, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 33.1%
Issuer	Shares	Value ($)
Consumer Discretionary 4.7%
Automobiles 0.1%
General Motors Co.(a)	1,889	69,591
Hotels, Restaurants & Leisure 0.9%
Darden Restaurants, Inc.(a)	2,856	213,286
International Game Technology PLC(a)	7,779	210,033
Norwegian Cruise Line Holdings Ltd.(a),(b)	2,892	146,625
Yum China Holdings, Inc.(a),(b)	3,324	88,385
Yum! Brands, Inc.(a)	1,460	95,367
Total		753,696
Household Durables 0.4%
Mohawk Industries, Inc.(a),(b)	651	147,360
Newell Brands, Inc.(a)	2,837	139,098
Total		286,458
Internet & Catalog Retail 1.0%
Amazon.com, Inc.(a),(b)	452	381,958
Ctrip.com International Ltd., ADR(a),(b)	3,103	147,207
Expedia, Inc.(a)	1,306	155,466
Liberty Interactive Corp., Class A(a),(b)	7,516	141,902
Total		826,533
Media 1.0%
21st Century Fox, Inc., Class A(a)	5,058	151,335
Comcast Corp., Class A	9,232	345,461
DISH Network Corp., Class A(a),(b)	3,244	201,128
Liberty Global PLC, Class A(a),(b)	3,215	114,776
Total		812,700
Multiline Retail 0.2%
Kohl’s Corp.(a)	3,633	154,838
Specialty Retail 1.0%
Burlington Stores, Inc.(a),(b)	1,266	112,687
Foot Locker, Inc.(a)	1,958	148,162
Home Depot, Inc. (The)(a)	2,504	362,855
TJX Companies, Inc. (The)(a)	1,485	116,498
Urban Outfitters, Inc.(a),(b)	1,386	36,077
Total		776,279
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.1%
PVH Corp.(a)	815	74,654
Sequential Brands Group, Inc.(b)	7,087	27,852
Total		102,506
Total Consumer Discretionary		3,782,601
Consumer Staples 3.2%
Beverages 0.5%
Coca-Cola European Partners PLC(a)	1,452	50,370
Molson Coors Brewing Co., Class B(a)	1,154	115,850
PepsiCo, Inc.(a)	2,274	251,004
Total		417,224
Food & Staples Retailing 0.3%
Costco Wholesale Corp.(a)	965	170,979
SYSCO Corp.(a)	1,946	102,593
Wal-Mart Stores, Inc.(a)	138	9,788
Total		283,360
Food Products 0.9%
General Mills, Inc.(a)	1,737	104,863
Hershey Co. (The)(a)	1,577	170,868
Mondelez International, Inc., Class A(a)	3,063	134,527
Pilgrim’s Pride Corp.(a)	9,171	186,905
Tyson Foods, Inc., Class A(a)	2,416	151,145
Total		748,308
Household Products 0.2%
Procter & Gamble Co. (The)	1,748	159,190
Personal Products 0.6%
Estee Lauder Companies, Inc. (The), Class A(a)	1,471	121,873
Herbalife Ltd.(a),(b)	2,937	165,911
Nu Skin Enterprises, Inc., Class A(a)	3,882	192,314
Total		480,098
Tobacco 0.7%
Altria Group, Inc.(a)	3,067	229,780
Philip Morris International, Inc.(a)	2,909	318,099
Total		547,879
Total Consumer Staples		2,636,059

Columbia Diversified Absolute Return Fund | Quarterly Report 2017	1

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 2.1%
Energy Equipment & Services 0.5%
Baker Hughes, Inc.(a)	2,430	146,480
Halliburton Co.(a)	1,604	85,750
Oceaneering International, Inc.(a)	1,204	34,097
Schlumberger Ltd.(a)	1,588	127,612
Superior Energy Services, Inc.(a),(b)	2,160	35,640
Total		429,579
Oil, Gas & Consumable Fuels 1.6%
Anadarko Petroleum Corp.(a)	1,617	104,539
BP PLC, ADR(a)	3,453	117,126
Cabot Oil & Gas Corp.(a)	1,938	42,442
Canadian Natural Resources Ltd.(b)	2,164	62,128
Cimarex Energy Co.(a)	432	54,311
Continental Resources, Inc.(a),(b)	1,025	46,330
Devon Energy Corp.(a)	2,312	100,248
EOG Resources, Inc.(a)	634	61,492
Exxon Mobil Corp.(a)	936	76,116
Hess Corp.(a)	1,567	80,607
Marathon Petroleum Corp.(a)	830	41,168
Noble Energy, Inc.(a)	2,276	82,869
RSP Permian, Inc.(a),(b)	1,003	39,608
Suncor Energy, Inc.(a)	4,566	143,053
Valero Energy Corp.(a)	790	53,681
World Fuel Services Corp.(a)	3,979	143,920
Total		1,249,638
Total Energy		1,679,217
Financials 4.3%
Banks 1.5%
Bank of America Corp.(a)	11,167	275,601
Citigroup, Inc.(a)	4,095	244,922
Fifth Third Bancorp(a)	5,256	144,225
PacWest Bancorp(a)	2,490	137,199
SunTrust Banks, Inc.(a)	2,332	138,731
Wells Fargo & Co.(a)	4,119	238,408
Total		1,179,086
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 1.0%
Bank of New York Mellon Corp. (The)(a)	3,000	141,420
Goldman Sachs Group, Inc. (The)(a)	531	131,720
Intercontinental Exchange, Inc.(a)	1,887	107,804
Invesco Ltd.(a)	2,907	93,576
Morgan Stanley(a)	2,368	108,147
S&P Global, Inc.(a)	1,686	218,287
Total		800,954
Consumer Finance 0.2%
Navient Corp.(a)	3,784	58,311
Synchrony Financial(a)	3,946	143,003
Total		201,314
Diversified Financial Services 0.2%
Berkshire Hathaway, Inc., Class B(a),(b)	891	152,735
Insurance 1.4%
Aflac, Inc.(a)	1,903	137,682
Allstate Corp. (The)(a)	2,067	169,825
Hanover Insurance Group, Inc. (The)(a)	1,163	104,693
Hartford Financial Services Group, Inc. (The)(a)	3,556	173,853
MetLife, Inc.(a)	1,801	94,444
Prudential Financial, Inc.(a)	2,348	259,548
Reinsurance Group of America, Inc.(a)	1,630	211,998
Total		1,152,043
Total Financials		3,486,132
Health Care 4.3%
Biotechnology 1.1%
AbbVie, Inc.(a)	2,438	150,766
ACADIA Pharmaceuticals, Inc.(a),(b)	765	29,154
Alexion Pharmaceuticals, Inc.(a),(b)	1,626	213,412
Biogen, Inc.(a),(b)	242	69,841
BioMarin Pharmaceutical, Inc.(a),(b)	701	65,845
Bioverativ, Inc.(a),(b)	121	6,302
Celgene Corp.(a),(b)	1,069	132,032
Puma Biotechnology, Inc.(a),(b)	1,178	43,233
Spark Therapeutics, Inc.(a),(b)	429	27,362
Vertex Pharmaceuticals, Inc.(a),(b)	1,504	136,292
Total		874,239

2	Columbia Diversified Absolute Return Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 0.7%
Alere, Inc.(a),(b)	1,838	70,395
Edwards Lifesciences Corp.(a),(b)	504	47,396
Hologic, Inc.(a),(b)	571	23,171
Medtronic PLC(a)	1,659	134,230
Quotient Ltd.(a),(b)	4,068	27,866
Zimmer Biomet Holdings, Inc.(a)	2,160	252,893
Total		555,951
Health Care Providers & Services 0.7%
Aetna, Inc.(a)	706	90,905
CIGNA Corp.(a)	1,215	180,913
Humana, Inc.(a)	519	109,639
WellCare Health Plans, Inc.(a),(b)	1,674	236,369
Total		617,826
Life Sciences Tools & Services 0.2%
Thermo Fisher Scientific, Inc.(a)	964	152,003
Pharmaceuticals 1.6%
Allergan PLC(a)	741	181,412
Eli Lilly & Co.(a)	2,632	217,956
Jazz Pharmaceuticals PLC(a),(b)	481	63,790
Mallinckrodt PLC(a),(b)	3,866	202,656
Merck & Co., Inc.(a)	4,193	276,193
Pfizer, Inc.(a)	10,118	345,226
Total		1,287,233
Total Health Care		3,487,252
Industrials 3.3%
Aerospace & Defense 0.3%
Boeing Co. (The)(a)	213	38,389
L-3 Communications Corp.(a)	1,024	172,360
Total		210,749
Airlines 0.5%
Delta Air Lines, Inc.(a)	2,889	144,248
Southwest Airlines Co.(a)	2,442	141,148
United Continental Holdings, Inc.(a),(b)	1,684	124,767
Total		410,163
Construction & Engineering 0.2%
Chicago Bridge & Iron Co. NV(a)	4,836	162,345
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 0.2%
Carlisle Companies, Inc.(a)	1,635	168,895
Machinery 1.2%
Crane Co.(a)	2,556	184,773
Cummins, Inc.(a)	1,250	185,612
Ingersoll-Rand PLC(a)	2,419	191,972
Oshkosh Corp.(a)	2,638	179,094
REV Group, Inc.(a),(b)	4,445	126,460
Xylem, Inc.(a)	2,413	116,114
Total		984,025
Professional Services 0.4%
ManpowerGroup, Inc.(a)	2,652	257,350
Robert Half International, Inc.(a)	2,284	110,180
Total		367,530
Road & Rail 0.3%
Norfolk Southern Corp.(a)	2,006	242,786
Trading Companies & Distributors 0.2%
HD Supply Holdings, Inc.(a),(b)	3,834	164,862
Total Industrials		2,711,355
Information Technology 7.2%
Communications Equipment 0.6%
Cisco Systems, Inc.(a)	7,986	272,962
F5 Networks, Inc.(a),(b)	1,764	252,728
Total		525,690
Electronic Equipment, Instruments & Components 0.3%
Zebra Technologies Corp., Class A(a),(b)	2,231	202,374
Internet Software & Services 1.3%
Akamai Technologies, Inc.(a),(b)	2,252	140,975
Alphabet, Inc., Class A(a),(b)	646	545,825
Facebook, Inc., Class A(a),(b)	1,387	187,994
VeriSign, Inc.(a),(b)	2,610	215,247
Total		1,090,041

Columbia Diversified Absolute Return Fund | Quarterly Report 2017	3

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 1.3%
Booz Allen Hamilton Holdings Corp.(a)	4,206	150,449
Leidos Holdings, Inc.	3,444	183,565
MasterCard, Inc., Class A(a)	1,821	201,148
Total System Services, Inc.(a)	2,615	142,465
Visa, Inc., Class A(a)	4,090	359,674
Total		1,037,301
Semiconductors & Semiconductor Equipment 1.1%
Broadcom Ltd.(a)	1,356	286,021
Micron Technology, Inc.(a),(b)	11,560	270,966
ON Semiconductor Corp.(a),(b)	13,289	201,063
Skyworks Solutions, Inc.(a)	1,620	153,592
Total		911,642
Software 1.4%
Activision Blizzard, Inc.(a)	2,773	125,145
Electronic Arts, Inc.(a),(b)	2,401	207,686
Microsoft Corp.(a)	6,071	388,423
Salesforce.com, Inc.(a),(b)	3,120	253,812
Workday, Inc., Class A(a),(b)	1,613	133,766
Total		1,108,832
Technology Hardware, Storage & Peripherals 1.2%
Apple, Inc.(a)	5,223	715,499
Electronics for Imaging, Inc.(a),(b)	4,687	215,930
Total		931,429
Total Information Technology		5,807,309
Materials 1.6%
Chemicals 0.9%
Albemarle Corp.(a)	525	53,293
Cabot Corp.(a)	3,937	228,267
Dow Chemical Co. (The)(a)	1,990	123,898
Eastman Chemical Co.(a)	813	65,243
EI du Pont de Nemours & Co.(a)	837	65,738
LyondellBasell Industries NV, Class A(a)	643	58,667
Monsanto Co.(a)	437	49,744
PPG Industries, Inc.(a)	916	93,826
Total		738,676
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.1%
International Paper Co.(a)	1,306	68,826
Sealed Air Corp.(a)	1,250	58,100
Total		126,926
Metals & Mining 0.3%
Newmont Mining Corp.(a)	761	26,057
Reliance Steel & Aluminum Co.(a)	1,667	141,111
Steel Dynamics, Inc.(a)	1,648	60,317
Total		227,485
Paper & Forest Products 0.3%
Domtar Corp.(a)	5,678	216,275
Total Materials		1,309,362
Real Estate 0.6%
Equity Real Estate Investment Trusts (REITS) 0.6%
Equinix, Inc.(a)	502	188,787
Equity LifeStyle Properties, Inc.(a)	2,138	170,227
Hospitality Properties Trust(a)	3,578	113,709
Total		472,723
Total Real Estate		472,723
Telecommunication Services 0.2%
Diversified Telecommunication Services 0.2%
CenturyLink, Inc.(a)	6,660	161,572
Total Telecommunication Services		161,572
Utilities 1.6%
Electric Utilities 0.6%
American Electric Power Co., Inc.(a)	1,589	106,415
Edison International(a)	1,444	115,145
Entergy Corp.(a)	1,815	139,138
PG&E Corp.(a)	1,004	67,017
Total		427,715
Gas Utilities 0.1%
Atmos Energy Corp.(a)	583	45,643
National Fuel Gas Co.(a)	832	50,170
Total		95,813
Independent Power and Renewable Electricity Producers 0.2%
AES Corp. (The)(a)	15,778	181,762

4	Columbia Diversified Absolute Return Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.7%
Ameren Corp.(a)	1,463	80,012
CenterPoint Energy, Inc.(a)	8,012	218,888
DTE Energy Co.(a)	851	86,274
NiSource, Inc.(a)	3,474	83,063
SCANA Corp.(a)	1,333	92,444
Total		560,681
Total Utilities		1,265,971
Total Common Stocks (Cost $24,318,278)		26,799,553

Exchange-Traded Funds 14.6%
	Shares	Value ($)
iPath Bloomberg Commodity Index Total Return ETN	70,762	1,716,686
iShares iBoxx $ High Yield Corporate Bond ETF	21,899	1,933,462
iShares iBoxx $ Investment Grade Corporate Bond ETF	11,041	1,309,242
iShares JPMorgan USD Emerging Markets Bond ETF	10,823	1,229,060
iShares TIPS Bond ETF	31,915	3,659,055
Vanguard Mortgage-Backed Securities ETF	14,877	781,935
Vanguard REIT ETF	14,547	1,240,277
Total Exchange-Traded Funds (Cost $11,417,595)		11,869,717

Money Market Funds 62.8%

Columbia Short-Term Cash Fund, 0.692%(c),(d)	50,897,423	50,897,423
Total Money Market Funds (Cost $50,897,450)		50,897,423
Total Investments (Cost $86,633,323)		89,566,693

Investments Sold Short (19.0)

Common Stocks (19.0)%
Issuer	Shares	Value ($)
Consumer Discretionary (2.4)%
Auto Components (0.1)%
BorgWarner, Inc.	(1,947)	(82,144)
Automobiles (0.2)%
Fiat Chrysler Automobiles NV(b)	(10,099)	(110,786)
Thor Industries, Inc.	(531)	(58,845)
Total		(169,631)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Distributors (0.1)%
Pool Corp.	(484)	(55,520)
Hotels, Restaurants & Leisure (0.4)%
Cheesecake Factory, Inc. (The)	(845)	(51,587)
Hyatt Hotels Corp., Class A(b)	(809)	(41,534)
Marriott International, Inc., Class A	(505)	(43,930)
McDonald’s Corp.	(663)	(84,632)
Texas Roadhouse, Inc.	(453)	(19,162)
Wyndham Worldwide Corp.	(774)	(64,428)
Total		(305,273)
Internet & Catalog Retail (0.1)%
Netflix, Inc.(b)	(732)	(104,039)
Leisure Products (0.1)%
Hasbro, Inc.	(788)	(76,334)
Media (0.4)%
CBS Corp.	(816)	(53,791)
Discovery Communications, Inc., Class A(b)	(2,682)	(77,134)
Meredith Corp.	(1,064)	(66,713)
Omnicom Group, Inc.	(911)	(77,526)
Walt Disney Co. (The)	(315)	(34,678)
WPP PLC, ADR	(499)	(58,608)
Total		(368,450)
Multiline Retail (0.2)%
Nordstrom, Inc.	(1,340)	(62,524)
Target Corp.	(1,105)	(64,941)
Total		(127,465)
Specialty Retail (0.5)%
AutoNation, Inc.(b)	(2,032)	(93,269)
Best Buy Co., Inc.	(1,674)	(73,874)
CarMax, Inc.(b)	(2,343)	(151,217)
Dick’s Sporting Goods, Inc.	(1,414)	(69,215)
DSW, Inc., Class A	(2,041)	(42,922)
Total		(430,497)

Columbia Diversified Absolute Return Fund | Quarterly Report 2017	5

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, February 28, 2017 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods (0.3)%
Carter’s, Inc.	(909)	(80,001)
Columbia Sportswear Co.	(832)	(45,710)
Michael Kors Holdings Ltd.(b)	(840)	(30,660)
Ralph Lauren Corp.	(612)	(48,550)
VF Corp.	(1,180)	(61,891)
Total		(266,812)
Total Consumer Discretionary		(1,986,165)
Consumer Staples (2.0)%
Beverages (0.4)%
Brown-Forman Corp., Class B	(1,516)	(73,920)
Coca-Cola Co. (The)	(3,753)	(157,476)
Monster Beverage Corp.(b)	(2,550)	(105,672)
Total		(337,068)
Food & Staples Retailing (0.1)%
Rite Aid Corp.(b)	(16,805)	(100,830)
Food Products (0.8)%
B&G Foods, Inc.	(1,069)	(45,433)
Campbell Soup Co.	(1,201)	(71,279)
ConAgra Foods, Inc.	(2,505)	(103,231)
McCormick & Co., Inc.	(726)	(71,453)
Mead Johnson Nutrition Co.	(1,093)	(95,955)
TreeHouse Foods, Inc.(b)	(1,240)	(105,499)
WhiteWave Foods Co. (The)(b)	(2,084)	(114,787)
Total		(607,637)
Household Products (0.4)%
Church & Dwight Co., Inc.	(1,450)	(72,268)
Clorox Co. (The)	(547)	(74,835)
Kimberly-Clark Corp.	(1,180)	(156,409)
Total		(303,512)
Personal Products (0.2)%
Coty, Inc., Class A	(4,902)	(92,059)
Edgewell Personal Care Co.(b)	(1,134)	(83,735)
Total		(175,794)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco (0.1)%
Reynolds American, Inc.	(1,602)	(98,635)
Total Consumer Staples		(1,623,476)
Energy (1.3)%
Energy Equipment & Services (0.2)%
Core Laboratories NV	(217)	(24,829)
Ensco PLC, Class A	(2,316)	(22,558)
National Oilwell Varco, Inc.	(1,299)	(52,505)
Noble Corp. PLC	(2,051)	(13,701)
Rowan Companies PLC, Class A(b)	(1,424)	(25,803)
SEACOR Holdings, Inc.(b)	(407)	(28,022)
Total		(167,418)
Oil, Gas & Consumable Fuels (1.1)%
Apache Corp.	(681)	(35,814)
Cenovus Energy, Inc.	(5,675)	(71,846)
Cheniere Energy, Inc.(b)	(3,237)	(155,538)
Chevron Corp.	(783)	(88,087)
ConocoPhillips	(738)	(35,107)
Enbridge, Inc.	(438)	(18,330)
Marathon Oil Corp.	(1,985)	(31,760)
Murphy Oil Corp.	(807)	(22,830)
Occidental Petroleum Corp.	(387)	(25,368)
ONEOK, Inc.	(652)	(35,241)
Royal Dutch Shell PLC, ADR, Class A	(2,571)	(133,409)
Southwestern Energy Co.(b)	(2,927)	(21,982)
Total SA, ADR	(2,788)	(139,316)
Williams Companies, Inc. (The)	(1,183)	(33,526)
Total		(848,154)
Total Energy		(1,015,572)
Financials (2.1)%
Banks (0.6)%
Cullen/Frost Bankers, Inc.	(688)	(63,619)
First Horizon National Corp.	(4,511)	(89,949)
People’s United Financial, Inc.	(4,315)	(82,848)
Signature Bank(b)	(929)	(146,327)
Synovus Financial Corp.	(2,039)	(86,087)
Total		(468,830)

6	Columbia Diversified Absolute Return Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, February 28, 2017 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets (0.9)%
CBOE Holdings, Inc.	(1,108)	(86,480)
Factset Research Systems, Inc.	(483)	(85,926)
Franklin Resources, Inc.	(2,046)	(88,060)
Janus Capital Group, Inc.	(4,590)	(58,109)
Legg Mason, Inc.	(4,535)	(171,060)
Northern Trust Corp.	(1,023)	(89,359)
TD Ameritrade Holding Corp.	(2,103)	(82,227)
Thomson Reuters Corp.	(1,216)	(51,437)
Total		(712,658)
Insurance (0.5)%
Arch Capital Group Ltd.(b)	(471)	(44,542)
Axis Capital Holdings Ltd.	(799)	(55,371)
Everest Re Group Ltd.	(224)	(52,671)
Markel Corp.(b)	(100)	(97,973)
Progressive Corp. (The)	(1,129)	(44,234)
Unum Group	(925)	(45,168)
WR Berkley Corp.	(896)	(63,634)
Total		(403,593)
Thrifts & Mortgage Finance (0.1)%
New York Community Bancorp, Inc.	(3,111)	(47,536)
TFS Financial Corp.	(4,749)	(80,686)
Total		(128,222)
Total Financials		(1,713,303)
Health Care (2.4)%
Biotechnology (0.3)%
Amgen, Inc.	(279)	(49,252)
Incyte Corp., Ltd.(b)	(530)	(70,543)
Ionis Pharmaceuticals, Inc.(b)	(1,478)	(73,560)
United Therapeutics Corp.(b)	(404)	(59,679)
Total		(253,034)
Health Care Equipment & Supplies (0.6)%
ABIOMED, Inc.(b)	(868)	(102,398)
Baxter International, Inc.	(1,286)	(65,483)
Becton Dickinson and Co.	(280)	(51,254)
Hill-Rom Holdings, Inc.	(735)	(48,841)
Intuitive Surgical, Inc.(b)	(129)	(95,073)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Stryker Corp.	(552)	(70,965)
Varian Medical Systems, Inc.(b)	(1,030)	(86,407)
Total		(520,421)
Health Care Providers & Services (0.4)%
DaVita, Inc.(b)	(519)	(36,024)
Envision Healthcare Corp(b)	(583)	(40,810)
Lifepoint Hospitals, Inc.(b)	(1,081)	(69,238)
McKesson Corp.	(455)	(68,309)
Quest Diagnostics, Inc.	(749)	(72,982)
Total		(287,363)
Health Care Technology (0.2)%
Cerner Corp.(b)	(1,228)	(67,589)
Inovalon Holdings, Inc.(b)	(7,341)	(88,092)
Total		(155,681)
Life Sciences Tools & Services (0.2)%
Bruker Corp.	(1,822)	(44,001)
Mettler-Toledo International, Inc.(b)	(80)	(38,098)
QIAGEN NV	(1,814)	(51,611)
Quintiles IMS Holdings, Inc.(b)	(803)	(62,144)
Total		(195,854)
Pharmaceuticals (0.7)%
Astrazeneca PLC, ADR	(2,178)	(63,728)
Endo International PLC(b)	(2,541)	(34,685)
Glaxosmithkline PLC, ADR	(833)	(34,553)
Mylan NV(b)	(2,325)	(97,301)
Novartis AG, ADR	(664)	(51,905)
Novo Nordisk A/S, ADR	(1,365)	(48,225)
Perrigo Co. PLC	(753)	(56,302)
Roche Holding AG, ADR	(2,217)	(67,441)
Sanofi, ADR	(1,748)	(75,391)
Total		(529,531)
Total Health Care		(1,941,884)
Industrials (2.2)%
Aerospace & Defense (0.1)%
Triumph Group, Inc.	(1,968)	(54,710)
Wesco Aircraft Holdings, Inc.(b)	(4,068)	(49,223)
Total		(103,933)

Columbia Diversified Absolute Return Fund | Quarterly Report 2017	7

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, February 28, 2017 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics (0.1)%
C.H. Robinson Worldwide, Inc.	(1,254)	(100,784)
Airlines (0.2)%
Copa Holdings SA, Class A	(878)	(93,498)
Spirit Airlines, Inc.(b)	(624)	(32,579)
Total		(126,077)
Building Products (0.3)%
Armstrong World Industries, Inc.(b)	(4,060)	(186,760)
Johnson Controls International PLC	(2,267)	(95,078)
Total		(281,838)
Commercial Services & Supplies (0.1)%
Clean Harbors, Inc.(b)	(1,718)	(99,575)
Construction & Engineering (0.1)%
Fluor Corp.	(1,238)	(68,573)
Electrical Equipment (0.2)%
Emerson Electric Co.	(2,065)	(124,106)
Industrial Conglomerates (0.4)%
3M Co.	(648)	(120,755)
General Electric Co.	(3,485)	(103,888)
Roper Technologies, Inc.	(602)	(125,938)
Total		(350,581)
Machinery (0.3)%
Caterpillar, Inc.	(705)	(68,145)
Greenbrier Companies, Inc. (The)	(1,150)	(48,358)
Parker-Hannifin Corp.	(706)	(109,317)
Total		(225,820)
Professional Services (0.1)%
IHS Markit Ltd.(b)	(1,587)	(63,163)
Road & Rail (0.1)%
Avis Budget Group, Inc.(b)	(1,528)	(52,838)
Trading Companies & Distributors (0.2)%
Air Lease Corp.	(4,105)	(159,808)
Total Industrials		(1,757,096)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology (4.0)%
Communications Equipment (0.3)%
EchoStar Corp., Class A(b)	(2,337)	(124,492)
Juniper Networks, Inc.	(4,866)	(136,248)
Total		(260,740)
Electronic Equipment, Instruments & Components (0.6)%
Avnet, Inc.	(556)	(25,621)
Dolby Laboratories, Inc., Class A	(2,084)	(101,887)
IPG Photonics Corp.(b)	(618)	(73,109)
Trimble, Inc.(b)	(3,182)	(98,737)
VeriFone Systems, Inc.(b)	(6,731)	(139,130)
Vishay Intertechnology, Inc.	(4,875)	(77,269)
Total		(515,753)
Internet Software & Services (0.2)%
eBay, Inc.(b)	(2,656)	(90,038)
Zillow Group, Inc., Class A(b)	(2,170)	(72,977)
Total		(163,015)
IT Services (1.3)%
Accenture PLC, Class A	(1,333)	(163,292)
Automatic Data Processing, Inc.	(871)	(89,382)
Conduent, Inc.(b)	(7,809)	(125,647)
Global Payments, Inc.	(2,909)	(231,818)
International Business Machines Corp.	(1,163)	(209,131)
Paychex, Inc.	(1,723)	(105,827)
Teradata Corp.(b)	(3,620)	(112,582)
Total		(1,037,679)
Semiconductors & Semiconductor Equipment (0.6)%
Advanced Micro Devices, Inc.(b)	(3,011)	(43,539)
ASML Holding NV	(352)	(42,835)
Intel Corp.	(6,289)	(227,662)
QUALCOMM, Inc.	(875)	(49,420)
Teradyne, Inc.	(2,911)	(82,789)
Versum Materials, Inc.(b)	(126)	(3,819)
Total		(450,064)

8	Columbia Diversified Absolute Return Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, February 28, 2017 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Software (0.7)%
CA, Inc.	(4,772)	(153,993)
FireEye, Inc.(b)	(8,270)	(93,120)
Intuit, Inc.	(918)	(115,154)
Oracle Corp.	(4,858)	(206,902)
Total		(569,169)
Technology Hardware, Storage & Peripherals (0.3)%
Hewlett Packard Enterprise Co.	(5,984)	(136,555)
Xerox Corp.	(19,215)	(142,959)
Total		(279,514)
Total Information Technology		(3,275,934)
Materials (1.2)%
Chemicals (0.6)%
Agrium, Inc.	(646)	(62,404)
Air Products & Chemicals, Inc.	(252)	(35,398)
Axalta Coating Systems Ltd.(b)	(1,774)	(51,641)
Ecolab, Inc.	(320)	(39,670)
International Flavors & Fragrances, Inc.	(284)	(35,699)
Platform Specialty Products Corp.(b)	(12,509)	(164,994)
WR Grace & Co.	(1,194)	(84,583)
Total		(474,389)
Construction Materials (0.1)%
Vulcan Materials Co.	(733)	(88,407)
Containers & Packaging (0.1)%
Sonoco Products Co.	(1,138)	(60,678)
Metals & Mining (0.4)%
Alcoa Corp.	(1,530)	(52,923)
Arcelormittal (b)	(12,657)	(111,128)
BHP Billiton Ltd., ADR	(2,436)	(92,130)
Southern Copper Corp.	(2,779)	(101,878)
Total		(358,059)
Total Materials		(981,533)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate (0.2)%
Equity Real Estate Investment Trusts (REITS) (0.2)%
Lamar Advertising Co., Class A	(898)	(67,781)
Life Storage, Inc.	(968)	(85,794)
Total		(153,575)
Total Real Estate		(153,575)
Telecommunication Services (0.1)%
Diversified Telecommunication Services (0.1)%
Verizon Communications, Inc.	(1,739)	(86,306)
Total Telecommunication Services		(86,306)
Utilities (1.1)%
Electric Utilities (0.3)%
PPL Corp.	(2,642)	(97,437)
Southern Co. (The)	(2,232)	(113,430)
Total		(210,867)
Independent Power and Renewable Electricity Producers (0.3)%
Calpine Corp.(b)	(8,353)	(97,814)
NRG Energy, Inc.	(7,322)	(121,252)
Total		(219,066)
Multi-Utilities (0.4)%
Consolidated Edison, Inc.	(1,635)	(125,960)
Dominion Resources, Inc.	(1,329)	(103,184)
Sempra Energy	(1,157)	(127,606)
Total		(356,750)
Water Utilities (0.1)%
Aqua America, Inc.	(2,429)	(77,096)
Total Utilities		(863,779)
Total Common Stocks (Proceeds $14,287,939)		(15,398,623)
Total Investments Sold Short (Proceeds $14,287,939)		(15,398,623)
Total Investments, Net of Investments Sold Short		74,168,070
Other Assets & Liabilities, Net		6,880,934
Net Assets		81,049,004

At February 28, 2017, securities and/or cash totaling $32,815,281 were pledged as collateral.
Columbia Diversified Absolute Return Fund | Quarterly Report 2017	9

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, February 28, 2017 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts open at February 28, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	03/15/2017	6,199,000 CHF	6,174,188 USD	—	(3,086)
Barclays	03/15/2017	17,897 USD	18,000 CHF	40	—
BNP Paribas	03/31/2017	100,000 CAD	76,677 USD	1,371	—
BNP Paribas	03/31/2017	2,800,000 NOK	339,547 USD	5,477	—
BNP Paribas	03/31/2017	100,000 NZD	73,097 USD	1,134	—
BNP Paribas	03/31/2017	1,881,554 SEK	215,307 USD	6,522	—
BNP Paribas	03/31/2017	302,602 USD	400,000 AUD	3,857	—
BNP Paribas	03/31/2017	304,180 USD	300,000 CHF	—	(4,926)
BNP Paribas	03/31/2017	844,552 USD	781,474 EUR	—	(15,458)
BNP Paribas	03/31/2017	1,894,890 USD	213,587,121 JPY	8,862	—
BNP Paribas	03/31/2017	598,672 USD	844,270 SGD	3,896	—
Citi	03/15/2017	21,919,000 SEK	2,457,315 USD	27,272	—
Citi	03/15/2017	2,441,739 USD	21,919,000 SEK	—	(11,696)
Credit Suisse	03/31/2017	500,000 AUD	378,530 USD	—	(4,544)
Credit Suisse	03/31/2017	700,000 CHF	710,195 USD	11,936	—
Credit Suisse	03/31/2017	992,104 EUR	1,072,489 USD	19,929	—
Credit Suisse	03/31/2017	200,000 GBP	251,535 USD	3,163	—
Credit Suisse	03/31/2017	37,700,000 JPY	334,881 USD	—	(1,148)
Credit Suisse	03/31/2017	4,500,000 SEK	515,138 USD	15,799	—
Credit Suisse	03/31/2017	844,270 SGD	599,006 USD	—	(3,562)
Credit Suisse	03/31/2017	793,137 USD	6,537,087 NOK	—	(13,193)
Credit Suisse	03/31/2017	73,159 USD	100,000 NZD	—	(1,196)
Deutsche Bank	03/15/2017	4,812,000 AUD	3,675,733 USD	—	(12,439)
Deutsche Bank	03/15/2017	4,827,000 CAD	3,671,968 USD	37,370	—
Deutsche Bank	03/15/2017	2,296 USD	3,000 AUD	4	—
Deutsche Bank	03/15/2017	3,698,602 USD	4,809,000 AUD	—	(12,730)
Deutsche Bank	03/15/2017	3,686,252 USD	4,827,000 CAD	—	(51,655)
Deutsche Bank	03/15/2017	6,136,349 USD	51,216,000 NOK	—	(26,549)
Deutsche Bank	03/31/2017	500,000 GBP	629,250 USD	8,322	—
Deutsche Bank	03/31/2017	152,787,121 JPY	1,357,987 USD	—	(3,841)
Deutsche Bank	03/31/2017	3,437,087 NOK	417,284 USD	7,204	—
Deutsche Bank	03/31/2017	700,000 NZD	512,057 USD	8,321	—
Deutsche Bank	03/31/2017	680,349 USD	898,400 AUD	7,959	—
Deutsche Bank	03/31/2017	306,516 USD	400,000 AUD	—	(57)
Deutsche Bank	03/31/2017	460,914 USD	600,000 CAD	—	(9,077)
Deutsche Bank	03/31/2017	1,015,383 USD	1,001,777 CHF	—	(16,098)
Deutsche Bank	03/31/2017	769,173 USD	710,630 EUR	—	(15,239)
Deutsche Bank	03/31/2017	376,803 USD	300,000 GBP	—	(4,246)
Deutsche Bank	03/31/2017	253,525 USD	28,500,000 JPY	502	—
Deutsche Bank	03/31/2017	377,358 USD	3,100,000 NOK	—	(7,496)
Deutsche Bank	03/31/2017	437,382 USD	600,000 NZD	—	(5,608)
Deutsche Bank	03/31/2017	1,120,787 USD	9,781,554 SEK	—	(35,383)
Deutsche Bank	03/31/2017	1,662,446 USD	2,341,401 SGD	8,647	—
HSBC	03/15/2017	3,219,000 CAD	2,457,713 USD	33,895	—
HSBC	03/31/2017	898,400 AUD	679,472 USD	—	(8,836)
HSBC	03/31/2017	200,000 CAD	153,398 USD	2,786	—
HSBC	03/31/2017	300,000 CHF	304,188 USD	4,935	—
HSBC	03/31/2017	4,400,000 JPY	39,031 USD	—	(188)
HSBC	03/31/2017	1,700,000 NOK	206,196 USD	3,368	—
HSBC	03/31/2017	200,000 NZD	146,139 USD	2,214	—
HSBC	03/31/2017	600,000 SGD	425,461 USD	—	(2,768)
HSBC	03/31/2017	502,759 USD	400,000 GBP	—	(6,017)
HSBC	03/31/2017	286,192 USD	2,500,000 SEK	—	(8,781)
Morgan Stanley	03/15/2017	4,929,000 GBP	6,129,105 USD	10,732	—
Morgan Stanley	03/15/2017	2,454,195 USD	1,964,000 GBP	—	(16,280)
10	Columbia Diversified Absolute Return Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, February 28, 2017 (Unaudited)
Investments in derivatives  (continued)
Forward foreign currency exchange contracts open at February 28, 2017 (continued)
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	03/31/2017	100,000 CHF	101,405 USD	1,654	—
Morgan Stanley	03/31/2017	18,000,000 JPY	159,750 USD	—	(688)
Morgan Stanley	03/31/2017	1,100,000 SEK	125,895 USD	3,835	—
Standard Chartered	03/15/2017	5,119,000 JPY	45,663 USD	70	—
Standard Chartered	03/15/2017	3,685,711 USD	418,811,000 JPY	44,459	—
State Street	03/15/2017	2,330,000 EUR	2,475,740 USD	5,733	—
State Street	03/15/2017	51,479,000 NOK	6,165,795 USD	24,621	—
State Street	03/15/2017	2,455,610 USD	2,330,000 EUR	14,396	—
State Street	03/15/2017	6,136,679 USD	51,479,000 NOK	4,495	—
State Street	03/31/2017	200,000 CAD	153,419 USD	2,807	—
State Street	03/31/2017	100,000 NOK	12,130 USD	199	—
State Street	03/31/2017	101,450 USD	100,000 CHF	—	(1,698)
State Street	03/31/2017	241,435 USD	27,200,000 JPY	1,005	—
State Street	03/31/2017	658,207 USD	900,000 NZD	—	(10,546)
State Street	03/31/2017	922,107 USD	1,300,000 SGD	5,723	—
UBS	03/15/2017	2,457,393 USD	22,146,000 SEK	—	(2,184)
UBS	03/31/2017	500,000 EUR	540,688 USD	10,219	—
UBS	03/31/2017	27,900,000 JPY	247,704 USD	—	(976)
UBS	03/31/2017	4,800,000 SEK	549,758 USD	17,129	—
UBS	03/31/2017	2,300,000 SGD	1,631,574 USD	—	(9,971)
UBS	03/31/2017	75,685 USD	100,000 AUD	930	—
UBS	03/31/2017	383,562 USD	500,000 CAD	—	(7,031)
UBS	03/31/2017	202,860 USD	200,000 CHF	—	(3,357)
UBS	03/31/2017	182,016 USD	1,500,000 NOK	—	(3,050)
Total				382,792	(341,598)
Futures contracts outstanding at February 28, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
10-Year Mini JGB	10	JPY	1,340,069	03/2017	4,495	—
3-Month Euro Euribor	12	EUR	3,187,097	09/2017	—	(192)
90-Day Sterling	21	GBP	3,244,203	09/2017	1,605	—
Australian 10-Year Bond	11	AUD	1,081,587	03/2017	2,428	—
Canadian Government 10-Year Bond	4	CAD	413,642	06/2017	2,766	—
DAX Index	1	EUR	313,768	03/2017	7,671	—
EURO STOXX 50	17	EUR	598,645	03/2017	14,189	—
Euro-Bund	31	EUR	5,453,312	03/2017	131,564	—
Euro-Bund	11	EUR	1,897,289	06/2017	1,265	—
FTSE 100 Index	7	GBP	631,078	03/2017	20,099	—
Hang Seng Index	2	HKD	305,839	03/2017	—	(4,928)
IBEX 35 Index	2	EUR	202,619	03/2017	1,576	—
Long Gilt	18	GBP	2,841,721	06/2017	32,292	—
Mini MSCI Emerging Markets Index	15	USD	698,100	03/2017	43,237	—
Mini MSCI Emerging Markets Index	23	USD	1,070,420	03/2017	17,973	—
MSCI Singapore IX ETS	13	SGD	319,434	03/2017	—	(3,155)
OMXS30 Index	26	SEK	449,267	03/2017	—	(377)
S&P 500 E-mini	30	USD	3,544,200	03/2017	164,313	—
S&P 500 E-mini	3	USD	354,420	03/2017	23,700	—
S&P/TSX 60 Index	6	CAD	818,642	03/2017	6,443	—
SPI 200 Index	2	AUD	217,896	03/2017	5,461	—
TOPIX Index	4	JPY	546,175	03/2017	20,897	—
TOPIX Index	14	JPY	1,911,612	03/2017	12,225	—
Columbia Diversified Absolute Return Fund | Quarterly Report 2017	11

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, February 28, 2017 (Unaudited)
Long futures contracts outstanding (continued)
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 10-Year Note	15	USD	1,868,672	06/2017	907	—
U.S. Treasury 5-Year Note	19	USD	2,236,359	06/2017	—	(1,520)
Total			35,546,066		515,106	(10,172)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
10-Year Mini JGB	(81)	JPY	(10,854,555)	03/2017	—	(39,759)
3-Month Euroyen TFX	(7)	JPY	(1,556,767)	09/2017	—	(255)
90-Day Euro$	(13)	USD	(3,204,175)	09/2017	1,590	—
Banker’s Acceptance	(17)	CAD	(3,167,661)	09/2017	—	(1,010)
Canadian Government 10-Year Bond	(14)	CAD	(1,447,749)	06/2017	—	(9,849)
EURO STOXX 50	(15)	EUR	(528,217)	03/2017	—	(9,538)
Hang Seng Index	(1)	HKD	(152,920)	03/2017	2,451	—
S&P 500 E-mini	(25)	USD	(2,953,500)	03/2017	—	(119,137)
S&P/TSE 60 Index	(6)	CAD	(818,642)	03/2017	1,192	—
SPI 200 Index	(5)	AUD	(544,740)	03/2017	—	(9,193)
U.S. Treasury 10-Year Note	(34)	USD	(4,235,656)	06/2017	—	(2,193)
Total			(29,464,582)		5,233	(190,934)
Notes to Consolidated Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with securities sold short.
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at February 28, 2017.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.692%	84,043,686	62,276,591	(95,422,854)	50,897,423	63	221,850	50,897,423
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
12	Columbia Diversified Absolute Return Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, February 28, 2017 (Unaudited)
At February 28, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
86,633,000	3,441,000	(507,000)	2,934,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Diversified Absolute Return Fund | Quarterly Report 2017	13

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, February 28, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	3,782,601	—	—	—	3,782,601
Consumer Staples	2,636,059	—	—	—	2,636,059
Energy	1,679,217	—	—	—	1,679,217
Financials	3,486,132	—	—	—	3,486,132
Health Care	3,487,252	—	—	—	3,487,252
Industrials	2,711,355	—	—	—	2,711,355
Information Technology	5,807,309	—	—	—	5,807,309
Materials	1,309,362	—	—	—	1,309,362
Real Estate	472,723	—	—	—	472,723
Telecommunication Services	161,572	—	—	—	161,572
Utilities	1,265,971	—	—	—	1,265,971
Total Common Stocks	26,799,553	—	—	—	26,799,553
Exchange-Traded Funds	11,869,717	—	—	—	11,869,717
Money Market Funds	—	—	—	50,897,423	50,897,423
Total Investments	38,669,270	—	—	50,897,423	89,566,693
Investments Sold Short
Common Stocks
Consumer Discretionary	(1,986,165)	—	—	—	(1,986,165)
Consumer Staples	(1,623,476)	—	—	—	(1,623,476)
Energy	(1,015,572)	—	—	—	(1,015,572)
Financials	(1,713,303)	—	—	—	(1,713,303)
Health Care	(1,941,884)	—	—	—	(1,941,884)
Industrials	(1,757,096)	—	—	—	(1,757,096)
Information Technology	(3,275,934)	—	—	—	(3,275,934)
Materials	(981,533)	—	—	—	(981,533)
Real Estate	(153,575)	—	—	—	(153,575)
Telecommunication Services	(86,306)	—	—	—	(86,306)
Utilities	(863,779)	—	—	—	(863,779)
Total Common Stocks	(15,398,623)	—	—	—	(15,398,623)
Total Investments Sold Short	(15,398,623)	—	—	—	(15,398,623)
Total Investments, Net of Investments Sold Short	23,270,647	—	—	50,897,423	74,168,070
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	382,792	—	—	382,792
Futures Contracts	520,339	—	—	—	520,339
Liability
Forward Foreign Currency Exchange Contracts	—	(341,598)	—	—	(341,598)
Futures Contracts	(201,106)	—	—	—	(201,106)
Total	23,589,880	41,194	—	50,897,423	74,528,497
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
14	Columbia Diversified Absolute Return Fund | Quarterly Report 2017

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date April 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date April 21, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date April 21, 2017